UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7720

Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report
August 31, 2012

Nuveen California Premium Income Municipal Fund
NCU

Nuveen California Dividend Advantage Municipal Fund
NAC

Nuveen California Dividend Advantage Municipal Fund 2
NVX

Nuveen California Dividend Advantage Municipal Fund 3
NZH

Nuveen California AMT-Free Municipal Income Fund
NKX

August

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage and Other Information	9

Common Share Dividend and Price Information	11

Performance Overviews	13

Shareholder Meeting Report	18

Portfolios of Investments	19

Statement of Assets and Liabilities	56

Statement of Operations	57

Statement of Changes in Net Assets	58

Statement of Cash Flows	60

Financial Highlights	62

Notes to Financial Statements	71

Annual Investment Management Agreement Approval Process	86

Reinvest Automatically, Easily and Conveniently	96

Glossary of Terms Used in this Report	98

Additional Fund Information	103

Chairman’s
Letter to Shareholders

Dear Shareholders,

Investors have many reasons to remain cautious. The challenges in the Euro area are casting a shadow over global economies and financial markets. The political support for addressing fiscal issues is eroding as the economic and social impacts become more visible. At the same time, member nations appear unwilling to provide adequate financial support or to surrender sufficient sovereignty to strengthen the banks or unify the Euro area financial system. The gains made in reducing deficits, and the hard-won progress on winning popular acceptance of the need for economic austerity, are at risk. To their credit, European political leaders press on to find compromise solutions, but there is increasing concern that time will begin to run out.

In the U.S., strong corporate earnings have enabled the equity markets to withstand much of the downward pressures coming from weakening job creation, slower economic growth and political uncertainty. The Fed remains committed to low interest rates and announced on September 13, 2012 (after the close of this reporting period) another program of quantitative easing (QE3) to continue until mid-2015. Pre-election maneuvering has added to the already highly partisan atmosphere in Congress. The end of the Bush-era tax cuts and implementation of the spending restrictions of the Budget Control Act of 2011, both scheduled to take place at year-end, loom closer.

During the last year, U.S. based investors have experienced a sharp decline and a strong recovery in the equity markets. The experienced investment teams at Nuveen keep their eye on a longer time horizon and use their practiced investment disciplines to negotiate through market peaks and valleys to achieve long-term goals for investors. Experienced professionals pursue investments that will weather short-term volatility and at the same time, seek opportunities that are created by markets that overreact to negative developments. Monitoring this process is an important consideration for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
October 22, 2012

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen California Premium Income Municipal Fund (NCU)
Nuveen California Dividend Advantage Municipal Fund (NAC)
Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
Nuveen California AMT-Free Municipal Income Fund (NKX)

Portfolio manager Scott Romans examines key investment strategies and the six-month performance of these Nuveen California Municipal Funds. Scott has managed NCU, NAC, NVX, NZH and NKX since 2003.

REORGANIZATIONS

Effective before the opening of business on May 7, 2012, the following Acquired Funds were merged into the Acquiring Fund.

	Acquired Funds	Acquiring Fund
•	Nuveen Insured California Premium
Income Municipal Fund, Inc. (NPC)
•	Nuveen Insured California Premium	Nuveen California AMT-Free
	Income Municipal Fund 2, Inc. (NCL)	Municipal Income Fund (NKX)
•	Nuveen Insured California Dividend
Advantage Municipal Fund (NKL)

Upon the closing of the reorganizations, the Acquired Funds transfered their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust.

What key strategies were used to manage the California Funds during the six-month reporting period ended August 31, 2012?

During this reporting period, municipal bond prices generally rallied, as strong demand and tight supply combined to create favorable market conditions for municipal bonds. Although the availability of tax-exempt supply improved over that of the same six-month period a year earlier, the pattern of new issuance remained light compared with long-term historical trends. This supply/demand dynamic served as a key driver of performance. Concurrent with rising prices, yields continued to decline across most maturities, especially at the longer end of the municipal yield curve, and the yield curve flattened. During this period, we saw an increasing number of borrowers come to market seeking to take advantage of the low rate environment, with

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

approximately 60% of new municipal paper issued by borrowers that were calling existing debt and refinancing at lower rates.

In this environment, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped us keep the Funds fully invested. During this period, the Funds found value in several areas of the market, including health care. The Funds also took advantage of opportunities to move out of local general obligation (GO) bonds and into state GOs and, more broadly speaking, away from GO bonds in general and into revenue bonds. These moves were intended to reduce the Funds’ exposure to some of the fiscal problems faced by local governments in California, including local real estate valuations and Proposition 13’s constraints on property taxes, as well as pension issues. One example of a revenue credit that we purchased during this period were water bonds issued by the San Francisco Public Utilities Commission for water service to the city and Bay Area.

We also continued to add exposure to redevelopment agency (RDA) bonds in the secondary market. Because of recent changes to the RDA program, we remained very selective in our purchases in this area, evaluating issuers on a case by case basis. (In 2011, as part of cost saving measures to close gaps in the California state budget, all 400 RDAs in the state were ordered to dissolve by February 1, 2012, and successor agencies and oversight boards were created to manage obligations that were in place prior to the dissolution and take title to the RDAs’ housing and other assets.) In addition to finding opportunities in specific sectors, we also focused on taking advantage of short-term market opportunities created by supply/demand dynamics in the municipal market during this period. While demand for tax exempt paper remained consistently strong throughout the period, supply fluctuated widely. We found that periods of substantial supply provided good short term buying opportunities not only because of the increased number of issues available but also because some investors became more hesitant in their buying as supply grew, causing spreads to widen temporarily.

In general during this period, we focused on bonds with longer maturities. This enabled us to take advantage of attractive yields at the longer end of the municipal yield curve and also provided some protection for the Funds’ duration and yield curve positioning. We also purchased lower rated bonds when we found attractive opportunities, as we believed these bonds continued to offer relative value.

Cash for new purchases during this period was generated primarily by the proceeds from a meaningful number of bond calls resulting from the increase in refinancings. During this period, we worked to redeploy these proceeds as well as those from maturing bonds to keep the Funds as fully invested as possible. In addition, as discussed above, the Funds sold some local GOs and appropriation bonds and reinvested the proceeds in state GOs. Overall, selling was minimal because the bonds in our portfolios generally embedded higher yields than those on bonds available in the current marketplace.

6	Nuveen Investments

As of August 31, 2012, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement.

How did the Funds perform?

Individual results for these Nuveen California Funds, as well as relevant index and peer group information, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value*
For periods ended 8/31/12

Fund	6-Month	1-Year	5-Year	10-Year
NCU	5.99%	18.95%	8.25%	6.75%
NAC	7.51%	19.58%	7.62%	6.74%
NVX	6.48%	18.26%	8.14%	6.95%
NZH	6.46%	18.24%	6.76%	6.23%
NKX	7.14%	16.61%	7.08%	N/A

S&P California Municipal Bond Index**	3.55%	10.79%	6.12%	5.35%
S&P Municipal Bond Index**	3.24%	9.35%	6.00%	5.28%
Lipper California Municipal Debt Funds
Classification Average**	6.38%	19.48%	6.76%	6.14%

For the six months ended August 31, 2012, the cumulative returns on common share net asset value (NAV) for all five of these Funds exceeded the returns on the S&P California Municipal Bond Index as well as the S&P Municipal Bond Index. NAC, NVX, NZH and NKX also outperformed the average return for the Lipper California Municipal Debt Funds Classification Average, while NCU underperformed this Lipper average.

Key management factors that influenced the Funds’ returns during this period included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage also was an important positive factor affecting the Funds’ performance. Leverage is discussed in more detail later in this report.

In an environment of declining rates and flattening yield curve, municipal bonds with longer maturities generally outperformed those with shorter maturities during this period. Overall, credits at the longest end of the municipal yield curve posted the strongest returns, while bonds at the shortest end produced the weakest results. Among these Funds, NAC was the most advantageously positioned in terms of duration and yield curve, with overweights in the outperforming longer part of the yield curve and underexposure to the shorter end of the curve that produced weaker returns. Overall, duration and yield curve positioning was a positive contributor to the performance of these Funds, although the net impact varied depending upon each

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview for your Fund in this report.

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	7

Fund’s individual weightings along the yield curve. NCU, NAC, NZH and NKX also benefited from their overweighting in zero coupon bonds, which generally outperformed the market during this period due to their longer durations. NVX was underweight in these bonds.

Credit exposure was another important factor in the Funds’ performance during these six months, as lower quality bonds generally outperformed higher quality credits. This outperformance was due in part to the greater demand for lower rated bonds as investors looked for investment vehicles offering higher yields. As investors became more comfortable taking on additional investment risk, credit spreads or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, narrowed through a variety of rating categories. As a result of this spread compression, the Funds generally benefited from their holdings of lower rated credits. This was especially true in NVX and NZH, which had the highest allocations of bonds rated BBB. On the other hand, NCU’s higher quality profile, including the largest allocation of AAA bonds among these Funds, detracted from its performance for the period.

During this period, revenue bonds as a whole outperformed the general municipal market. Holdings that generally made positive contributions to the Funds’ returns included health care (together with hospitals), education, housing, transportation and redevelopment agency (RDA) credits. All of these Funds benefited from good weightings in the health care sector. Tobacco credits backed by the 1998 master tobacco settlement agreement also performed very well, as these bonds benefited from several market developments, including increased demand for higher yielding investments by investors who had become less risk-averse. In addition, based on recent data showing that cigarette sales had fallen less steeply than anticipated, the 46 states participating in the agreement, including California, stand to receive increased payments from the tobacco companies. As of August 31, 2012, these Funds held tobacco credits, which benefited their performance as tobacco bonds rallied.

In contrast, pre-refunded bonds, which are often backed by U.S. Treasury securities, were the poorest performing market segment during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. NZH had the largest allocation of these bonds as of August 31, 2012, while NAC held the fewest pre-refunded bonds. General obligation (GO) bonds and utilities credits also lagged the performance of the general municipal market for this period.

In addition, NKX had some exposure to California municipalities that experienced financial difficulties over the past six months, including Stockton and San Bernardino. Shareholders should note that all of these holdings are insured, and the insurer, National Public Finance Guaranty, has stated its intention to make payments on these bonds, if required. During this period, these holdings had no negative impact on NKX’s performance.

8	Nuveen Investments

Fund Leverage and
Other Information

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the return of the Funds relative to their benchmarks was the Funds’ use of leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a positive impact on the performance of the Funds over this reporting period.

THE FUNDS’ REGULATORY LEVERAGE

As of August 31, 2012, the Funds have issued and outstanding MuniFund Term Preferred (MTP) Shares and Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying tables.

MTP Shares

		MTP Shares Issued	Annual	NYSE
Fund	Series	at Liquidation Value	Interest Rate	Ticker
NCU	2015	$35,250,000	2.00%	NCU PrC
NVX	2014	$42,846,300	2.35%	NVX PrA
NVX	2015	$55,000,000	2.05%	NVX PrC
NZH	2014	$27,000,000	2.35%	NZH PrA
NZH	2014-1	$46,294,500	2.25%	NZH PrB
NZH	2015	$86,250,000	2.95%	NZH PrC

VRDP Shares

VRDP Shares Issued
Fund	at Liquidation Value
NPC	$ 42,700,000
NCL	$ 74,000,000
NAC	$136,200,000
NKL	$104,400,000
NKK	$ 35,500,000

(Refer to Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies for further details on MTP and VRDP Shares.)

Nuveen Investments	9

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their NAV. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

10	Nuveen Investments

Common Share Dividend
and Price Information

DIVIDEND INFORMATION

During the six-month reporting period ended August 31, 2012, the monthly dividend of NKX was increased effective July 2012. The dividends of NCU, NAC and NVX remained stable throughout the period, while the dividend of NZH was reduced once during the period.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2012, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting.

Nuveen Investments	11

COMMON SHARE REPURCHASES AND PRICE INFORMATION

As of August 31, 2012, and since the inception of the Funds’ repurchase program, the Funds have cumulatively repurchased and retired common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NAC and NKX have not repurchased any of their outstanding common shares.

	Common Shares	% of Outstanding
Fund	Repurchased and Retired	Common Shares
NCU	44,500	0.8%
NAC	—	—
NVX	50,700	0.3%
NZH	12,900	0.1%
NKX	—	—

During the six-month reporting period, the Funds did not repurchase any of their outstanding common shares.

As of August 31, 2012, and during the current reporting period, the Funds’ common share prices were trading at (+) premiums and/or (-) discounts to their common share NAVs as shown in the accompanying table.

	8/31/12	Six-Month Average
Fund	(+)Premium/(-)Discount	(-)Discount
NCU	(-)4.18%	(-)2.22%
NAC	(-)1.74%	(-)1.36%
NVX	(-)1.25%	(-)1.66%
NZH	(-)2.37%	(-)1.30%
NKX	(-)0.85%	(-)1.11%

12	Nuveen Investments

NCU	Nuveen California
Performance	Premium Income
OVERVIEW	Municipal Fund
as of August 31, 2012

Fund Snapshot
Common Share Price		$15.12
Common Share Net Asset Value (NAV)		$15.78
Premium/(Discount) to NAV		-4.18%
Market Yield		5.75%
Taxable-Equivalent Yield1		8.81%
Net Assets Applicable to Common Shares ($000)		$90,439

Leverage
Regulatory Leverage		28.05%
Effective Leverage		35.58%

Average Annual Total Returns
(Inception 6/18/93)
	On Share Price	On NAV
6-Month (Cumulative)	2.70%	5.99%
1-Year	24.01%	18.95%
5-Year	9.54%	8.25%
10-Year	7.03%	6.75%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		29.2%
Tax Obligation/General		22.7%
Health Care		20.6%
U.S. Guaranteed		7.7%
Water and Sewer		5.0%
Other		14.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	13

NAC	Nuveen California
Performance	Dividend Advantage
OVERVIEW	Municipal Fund
as of August 31, 2012

Fund Snapshot
Common Share Price		$15.24
Common Share Net Asset Value (NAV)		$15.51
Premium/(Discount) to NAV		-1.74%
Market Yield		6.06%
Taxable-Equivalent Yield1		9.28%
Net Assets Applicable to Common Shares ($000)		$364,252

Leverage
Regulatory Leverage		27.22%
Effective Leverage		32.47%

Average Annual Total Returns
(Inception 5/26/99)
	On Share Price	On NAV
6-Month (Cumulative)	3.80%	7.51%
1-Year	21.11%	19.58%
5-Year	8.66%	7.62%
10-Year	7.38%	6.74%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		26.0%
Health Care		21.8%
Tax Obligation/General		21.4%
Water and Sewer		9.2%
Consumer Staples		5.2%
Education and Civic Organizations		4.8%
Other		11.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.
4	The Fund paid shareholders a net ordinary income distribution in December 2011 of $0.0045 per share.

14	Nuveen Investments

NVX	Nuveen California
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 2
as of August 31, 2012

Fund Snapshot
Common Share Price		$15.80
Common Share Net Asset Value (NAV)		$16.00
Premium/(Discount) to NAV		-1.25%
Market Yield		6.08%
Taxable-Equivalent Yield1		9.31%
Net Assets Applicable to Common Shares ($000)		$236,015

Leverage
Regulatory Leverage		29.31%
Effective Leverage		36.56%

Average Annual Total Returns
(Inception 3/27/01)
	On Share Price	On NAV
6-Month (Cumulative)	4.59%	6.48%
1-Year	21.23%	18.26%
5-Year	9.81%	8.14%
10-Year	7.59%	6.95%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/General		19.8%
Health Care		18.5%
Tax Obligation/Limited		13.0%
Water and Sewer		12.4%
U.S. Guaranteed		7.8%
Transportation		6.0%
Utilities		5.8%
Consumer Staples		5.5%
Education and Civic Organizations		5.2%
Other		6.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	15

NZH	Nuveen California
Performance	Dividend Advantage
OVERVIEW	Municipal Fund 3
as of August 31, 2012

Fund Snapshot
Common Share Price		$14.02
Common Share Net Asset Value (NAV)		$14.36
Premium/(Discount) to NAV		-2.37%
Market Yield		6.03%
Taxable-Equivalent Yield1		9.23%
Net Assets Applicable to Common Shares ($000)		$346,658

Leverage
Regulatory Leverage		31.52%
Effective Leverage		38.18%

Average Annual Total Returns
(Inception 9/25/01)
	On Share Price	On NAV
6-Month (Cumulative)	0.79%	6.46%
1-Year	19.77%	18.24%
5-Year	7.65%	6.76%
10-Year	6.55%	6.23%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		26.0%
Health Care		21.8%
Tax Obligation/General		13.0%
U.S. Guaranteed		8.3%
Water and Sewer		7.0%
Consumer Staples		6.3%
Education and Civic Organizations		4.4%
Other		13.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

16	Nuveen Investments

NKX	Nuveen California
Performance	AMT-Free Municipal
OVERVIEW	Income Fund
as of August 31, 2012

Fund Snapshot
Common Share Price		$15.20
Common Share Net Asset Value (NAV)		$15.33
Premium/(Discount) to NAV		-0.85%
Market Yield		6.16%
Taxable-Equivalent Yield1		9.43%
Net Assets Applicable to Common Shares ($000)		$640,793

Leverage
Regulatory Leverage		28.59%
Effective Leverage		34.66%

Average Annual Total Returns
(Inception 11/21/02)
	On Share Price	On NAV
6-Month (Cumulative)	3.94%	7.14%
1-Year	25.27%	16.61%
5-Year	7.24%	7.08%
Since Inception	6.08%	6.44%

Portfolio Composition3
(as a % of total investments)
Tax Obligation/Limited		34.8%
Tax Obligation/General		21.5%
Water and Sewer		15.6%
Health Care		8.5%
U.S. Guaranteed		7.0%
Other		12.6%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund’s Performance Overview page.
1
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Holdings are subject to change.

Nuveen Investments	17

Shareholder Meeting Report
NVX

The annual meeting of shareholders for NVX was held in the offices of Nuveen Investments on November 15, 2011; at this meeting the shareholders were asked to vote on the election of Board Members, the elimination of Fundamental Investment Policies and the approval of new Fundamental Investment Policies. The meeting was subsequently adjourned to December 16, 2011. The meeting was additionally adjourned to January 31, 2012, March 5, 2012 and March 14, 2012.

	NVX
	Common and
	Preferred	Preferred
	shares voting	shares voting
	together	together
	as a class	as a class
To approve the elimination of the fundamental policies relating to the Fund’s ability to make loans.
For	11,476,763	4,237,953
Against	734,549	256,156
Abstain	375,823	82,330
Broker Non-Votes	3,728,095	2,286,424
Total	16,315,230	6,862,863

To approve the new fundamental policy relating to the Fund’s ability to make loans.
For	11,427,435	4,215,453
Against	762,029	278,656
Abstain	397,671	82,330
Broker Non-Votes	3,728,095	2,286,424
Total	16,315,230	6,862,863

18	Nuveen Investments

Nuveen California Premium Income Municipal Fund
NCU	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.2% (4.3% of Total Investments)
$1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	12/12 at 100.00	BBB+	$1,499,055
190	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	184,908
2,835	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	11/12 at 100.00	BBB	2,786,635
485	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	BB–	413,041
865	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB–	687,095
5,875	Total Consumer Staples			5,570,734
	Education and Civic Organizations – 6.1% (4.3% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	73,094
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	48,612
60	5.000%, 11/01/25	11/15 at 100.00	A2	63,937
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.131%, 3/01/33 (IF)	3/18 at 100.00	Aa2	1,331,842
2,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 – NPFG Insured	11/15 at 100.00	Aa2	2,228,480
300	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	329,580
185	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	201,526
1,190	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 – AMBAC Insured	5/13 at 100.00	Aa1	1,230,662
4,962	Total Education and Civic Organizations			5,507,733
	Health Care – 29.3% (20.6% of Total Investments)
335	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	362,453
3,525	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	3,735,936
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	BBB	704,653
1,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	1,034,760
815	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	839,108
1,740	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	BBB	1,818,735
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	817,359
3,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	3,667,470
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	A1	2,325,939
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43	11/15 at 100.00	AA–	1,793,884
377	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	512,567

Nuveen Investments	19

Nuveen California Premium Income Municipal Fund (continued)
NCU	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	$889,732
2,600	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011, 5.250%, 1/01/42	1/21 at 100.00	A	2,823,444
1,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	1,555,676
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	1,032,495
1,415	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	1,536,648
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series 2009E, 5.000%, 5/15/38	5/17 at 101.00	Aa2	1,075,930
24,072	Total Health Care			26,526,789
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
495	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	541,985
155	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	163,128
350	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	365,229
1,000	Total Housing/Multifamily			1,070,342
	Housing/Single Family – 2.4% (1.7% of Total Investments)
2,020	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L, 5.500%, 8/01/38	2/18 at 100.00	BBB	2,054,865
80	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	83,504
2,100	Total Housing/Single Family			2,138,369
	Tax Obligation/General – 32.5% (22.7% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	A1	2,803,997
1,300	5.500%, 11/01/39	11/19 at 100.00	A1	1,486,043
4,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.000%, 4/01/42	4/22 at 100.00	A1	4,407,760
4,475	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/31 – AGM Insured	8/18 at 100.00	Aa1	4,525,747
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B, 5.000%, 6/01/29 – AGM Insured (UB)	6/16 at 100.00	Aa2	6,496,560
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2, 5.000%, 7/01/24 – NPFG Insured	7/15 at 100.00	Aa2	3,319,680
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/22 – NPFG Insured	8/14 at 100.00	AA	16,314
135	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA+	148,779
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured	9/15 at 100.00	Aa1	1,510,866
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	3,515,582
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47	8/21 at 100.00	Aa2	1,129,010
31,975	Total Tax Obligation/General			29,360,338
	Tax Obligation/Limited – 41.7% (29.2% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	N/R	932,240

20	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004:
$1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AA+	$1,784,852
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AA+	1,963,864
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs, Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 – AMBAC Insured	11/12 at 100.00	A2	5,943,502
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,179,530
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A2	2,428,680
535	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	578,110
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	169,574
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	505,615
260	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001, 5.000%, 9/01/31 – NPFG Insured	3/13 at 101.00	A–	261,700
350	Fontana, California, Redevelopment Agency, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/12 at 100.00	A–	350,371
320	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	326,512
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	77,523
175	5.125%, 9/01/36	9/16 at 100.00	N/R	178,194
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured	2/13 at 100.00	BBB+	3,499,860
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	317,493
2,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	A+	2,095,920
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	566,913
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%, 8/01/35 – NPFG Insured	8/15 at 100.00	A–	3,266,079
170	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	210,001
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	74,997
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
60	6.000%, 9/01/33	9/12 at 103.00	N/R	62,094
135	6.125%, 9/01/41	9/12 at 103.00	N/R	139,644
540	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB	583,081
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	230,882
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	156,610
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	44,676
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	193,099

Nuveen Investments	21

Nuveen California Premium Income Municipal Fund (continued)
NCU	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – NPFG Insured	No Opt. Call	A1	$1,721,850
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A1	3,443,700
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	1,153,320
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital Improvement Projects, Series 2009A, 5.200%, 4/01/26	4/19 at 100.00	AA–	2,291,620
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	35,118
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
30	7.000%, 8/01/33	2/21 at 100.00	BBB	34,682
40	7.000%, 8/01/41	2/21 at 100.00	BBB	45,705
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	BBB	101,212
275	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	277,731
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	364,046
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	55,110
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26	9/21 at 100.00	A–	108,226
35,420	Total Tax Obligation/Limited			37,753,936
	Transportation – 3.5% (2.5% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (UB)	4/16 at 100.00	AA	875,261
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008, Trust 3211, 13.453%, 10/01/32 (IF)	4/18 at 100.00	AA	322,659
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35	1/13 at 100.00	BBB–	1,995,860
3,000	Total Transportation			3,193,780
	U.S. Guaranteed – 11.0% (7.7% of Total Investments) (4)
3,000	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)	No Opt. Call	Aaa	3,875,640
	California State, General Obligation Bonds, Series 2003:
500	5.000%, 2/01/31 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	Aaa	510,045
770	5.000%, 2/01/31 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 100.00	A1 (4)	781,065
370	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14)	7/14 at 100.00	Aaa	402,234
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%, 2/01/21 (Pre-refunded 8/01/13) – FGIC Insured	8/13 at 100.00	AAA	3,656,958
325	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (4)	397,056
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
255	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (4)	263,718
55	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (4)	56,913
8,770	Total U.S. Guaranteed			9,943,629

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 1.7% (1.2% of Total Investments)
$890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	$973,544
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–	285,324
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	302,449
1,460	Total Utilities			1,561,317
	Water and Sewer – 7.2% (5.0% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 – AMBAC Insured	6/14 at 100.00	AA+	1,206,979
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	215,512
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option Bond Trust 09-8B, 17.929%, 7/01/35 (IF) (5)	7/19 at 100.00	AAA	1,040,537
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option Bond Trust 11782-1, 17.486%, 2/15/35 (IF)	8/19 at 100.00	AAA	2,214,240
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	A+	1,811,890
5,295	Total Water and Sewer			6,489,158
$123,929	Total Investments (cost $116,652,863) – 142.8%			129,116,125
	Floating Rate Obligations – (6.1)%			(5,525,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (39.0)% (6)			(35,250,000)
	Other Assets Less Liabilities – 2.3%			2,097,645
	Net Assets Applicable to Common Shares – 100%			$90,438,770

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	23

Nuveen California Dividend Advantage Municipal Fund
NAC	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.5% (5.2% of Total Investments)
$810	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	$788,292
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
20,615	5.750%, 6/01/47	6/17 at 100.00	BB–	17,556,351
2,895	5.125%, 6/01/47	6/17 at 100.00	BB–	2,232,740
8,255	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB–	6,557,194
32,575	Total Consumer Staples			27,134,577
	Education and Civic Organizations – 6.8% (4.8% of Total Investments)
2,500	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 2010, 5.000%, 2/01/40	2/20 at 100.00	Aa3	2,785,350
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	302,818
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33 (UB)	10/17 at 100.00	Aa1	10,822,200
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	216,052
265	5.000%, 11/01/25	11/15 at 100.00	A2	282,389
4,685	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.131%, 3/01/33 (IF)	3/18 at 100.00	Aa2	5,611,225
1,250	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	1,373,250
605	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.500%, 10/01/23	10/13 at 100.00	N/R	613,276
2,775	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 – AMBAC Insured	5/13 at 100.00	Aa1	2,869,822
22,570	Total Education and Civic Organizations			24,876,382
	Health Care – 31.0% (21.8% of Total Investments)
2,160	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist Health System/West, Series 2003A, 5.000%, 3/01/15	3/13 at 100.00	A	2,203,826
3,815	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008J, 5.625%, 7/01/32	7/15 at 100.00	A+	4,172,427
1,420	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	1,536,369
14,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	15,786,317
6,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	7,838,155
1,120	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	1,158,931
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA–	6,601,815
3,325	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	3,423,354
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,760	5.250%, 7/01/24	7/15 at 100.00	BBB	1,855,691
3,870	5.250%, 7/01/30	7/15 at 100.00	BBB	4,045,118

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$10,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	$10,700,235
3,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	3,465,379
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)	3/16 at 100.00	AA+	10,752,053
2,250	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,750,603
1,586	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	2,159,180
10,500	Duarte, California, Certificates of Participation, City of Hope National Medical Center, Series 1999A, 5.250%, 4/01/31	10/12 at 100.00	AA–	10,511,655
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/23	12/15 at 100.00	BBB	1,015,470
2,860	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,348,202
1,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	1,070,900
1,725	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 6.000%, 12/01/40	12/21 at 100.00	AA	2,122,199
675	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BB+	718,409
5,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	5,847,196
2,570	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	2,621,194
3,300	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	4,008,510
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	3,257,910
103,526	Total Health Care			112,971,098
	Housing/Multifamily – 2.8% (2.0% of Total Investments)
1,995	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	2,184,365
4,600	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.125%, 8/15/32	8/22 at 100.00	BBB	4,847,434
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41	5/16 at 100.00	N/R	326,362
1,725	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003A, 5.750%, 9/15/38	9/13 at 100.00	A+	1,749,064
1,120	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B, 6.625%, 9/15/38	9/13 at 100.00	N/R	1,135,478
9,760	Total Housing/Multifamily			10,242,703
	Housing/Single Family – 0.6% (0.4% of Total Investments)
315	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	328,797
2,395	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 8.248%, 2/01/29 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	1,963,780
2,710	Total Housing/Single Family			2,292,577

Nuveen Investments	25

Nuveen California Dividend Advantage Municipal Fund (continued)
NAC	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 0.1% (0.1% of Total Investments)
$5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	D	$408,064
	Long-Term Care – 0.3% (0.2% of Total Investments)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,197,380
	Tax Obligation/General – 30.5% (21.4% of Total Investments)
	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007 Election Series 2011B:
21,000	0.000%, 8/01/41 – AGM Insured	No Opt. Call	AA–	4,351,410
16,840	0.000%, 8/01/43 – AGM Insured	No Opt. Call	AA–	3,098,560
10,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	11,931,900
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	6.000%, 3/01/33	3/20 at 100.00	A1	6,157,350
8,000	5.500%, 3/01/40	3/20 at 100.00	A1	9,180,960
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,132,810
	California State, General Obligation Bonds, Various Purpose Series 2011:
1,650	5.000%, 9/01/41	9/21 at 100.00	A1	1,812,261
7,000	5.000%, 10/01/41	10/21 at 100.00	A1	7,693,560
	California State, General Obligation Bonds, Various Purpose Series 2012:
2,000	5.250%, 2/01/28	No Opt. Call	A1	2,355,060
5,000	5.250%, 2/01/29	No Opt. Call	A1	5,851,950
2,000	5.000%, 4/01/42	4/22 at 100.00	A1	2,203,880
4,435	California State, General Obligation Refunding Bonds, Series 2002, 6.000%, 4/01/16 – AMBAC Insured	No Opt. Call	A1	5,258,934
3,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/31 – AGM Insured	8/18 at 100.00	Aa1	3,463,840
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA–	6,208,892
3,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2, 5.000%, 7/01/24 – NPFG Insured	7/15 at 100.00	Aa2	3,319,680
5,210	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/35 – FGIC Insured	7/14 at 101.00	A1	5,334,623
575	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA+	633,690
4,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/41	8/21 at 100.00	AA+	4,593,040
5,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2003E, 5.250%, 7/01/20 – AGM Insured	7/13 at 101.00	Aa2	5,245,050
50,070	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	21,093,489
160,355	Total Tax Obligation/General			110,920,939
	Tax Obligation/Limited – 37.1% (26.0% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,000	5.500%, 9/01/24	9/14 at 102.00	N/R	1,036,610
615	5.800%, 9/01/35	9/14 at 102.00	N/R	631,740
1,910	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/25 (4)	8/17 at 102.00	N/R	515,872
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,179,530
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A2	2,428,680

26	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	$2,029,020
710	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	729,681
1,225	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	1,238,757
1,480	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured	8/13 at 100.00	BBB	1,485,091
1,040	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001, 5.000%, 9/01/31 – NPFG Insured	3/13 at 101.00	A–	1,046,802
1,430	Fontana, California, Redevelopment Agency, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/12 at 100.00	A–	1,431,516
3,490	Fontana, California, Senior Special Tax Refunding Bonds, Heritage Village Community Facilities District 2, Series 1998A, 5.250%, 9/01/17 – NPFG Insured	3/13 at 100.00	BBB	3,534,951
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	1,145,948
3,980	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.500%, 3/01/22 – AMBAC Insured	3/13 at 100.50	A	4,034,566
31,090	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA–	32,065,912
2,850	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BB+	2,532,681
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	4,996,665
1,285	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	1,307,372
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
325	5.000%, 9/01/26	9/16 at 100.00	N/R	335,933
755	5.125%, 9/01/36	9/16 at 100.00	N/R	768,779
675	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35	9/16 at 100.00	N/R	676,330
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24	9/13 at 102.00	N/R	2,083,760
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%, 8/01/37 – RAAI Insured	8/17 at 100.00	BBB+	1,004,060
1,290	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,321,179
1,530	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2005, 5.000%, 3/01/24 – AGM Insured	3/14 at 100.00	AA–	1,613,630
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A–	3,552,395
695	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	858,534
9,200	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Series 2001, 5.000%, 3/01/19 – NPFG Insured	3/13 at 100.00	A	9,289,240
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	544,106
245	5.000%, 9/01/33	9/14 at 102.00	N/R	245,527
260	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	299,988

Nuveen Investments	27

Nuveen California Dividend Advantage Municipal Fund (continued)
NAC	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,290	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/16 – FGIC Insured	3/13 at 100.00	A–	$3,350,273
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured	12/14 at 100.00	A–	1,022,380
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
245	6.000%, 9/01/33	9/12 at 103.00	N/R	253,551
530	6.125%, 9/01/41	9/12 at 103.00	N/R	548,232
8,250	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/12 at 101.00	N/R	8,370,698
2,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB	2,299,931
1,570	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured	12/12 at 100.00	BBB	1,575,197
845	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	929,027
620	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	626,442
150	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	167,535
1,860	Riverside Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Project Areas, Series 2003, 5.250%, 8/01/22 – NPFG Insured	8/13 at 100.00	A–	1,885,408
770	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	782,559
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A1	2,855,150
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series 2003C, 6.000%, 9/01/33	9/14 at 100.00	N/R	1,180,924
120	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	140,471
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	144,508
155	7.000%, 8/01/41	2/21 at 100.00	BBB	177,106
2,695	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project, Series 2002B, 5.250%, 6/01/19 – AMBAC Insured	12/12 at 100.00	AA	2,704,001
1,000	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	1,014,040
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	BBB	1,113,332
1,135	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	1,146,271
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 8/01/27 – NPFG Insured	8/15 at 100.00	BBB	1,006,690
5,000	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A+	5,868,400
205	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	225,949
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+	1,353,660
1,000	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	A	1,058,190
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	652,212

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B, 7.000%, 9/01/38	9/13 at 103.00	N/R	$2,869,151
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	1,940,260
1,350	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	1,331,586
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
150	6.000%, 9/01/26	9/21 at 100.00	A–	170,883
210	6.500%, 9/01/32	9/21 at 100.00	A–	240,551
131,505	Total Tax Obligation/Limited			134,969,423
	Transportation – 3.5% (2.5% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (UB)	4/16 at 100.00	AA	1,604,646
11,150	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40	1/13 at 100.00	BBB–	11,156,021
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)	7/14 at 102.00	N/R	120,607
12,700	Total Transportation			12,881,274
	U.S. Guaranteed – 6.0% (4.2% of Total Investments) (5)
675	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (5)	741,926
2,625	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	2,738,741
3,630	Imperial Irrigation District, California, Certificates of Participation, Electric System Revenue Bonds, Series 2003, 5.250%, 11/01/23 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	AA– (5)	3,841,193
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (5)	2,094,734
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (5)	1,434,831
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A, 5.375%, 8/15/29 (ETM)	No Opt. Call	N/R (5)	8,253,380
1,765	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2002A, 5.000%, 11/01/18 (Pre-refunded 11/01/12) – NPFG Insured	11/12 at 100.00	AA– (5)	1,779,226
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
600	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (5)	620,514
125	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (5)	129,348
18,535	Total U.S. Guaranteed			21,633,893
	Utilities – 3.1% (2.2% of Total Investments)
3,775	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	3,880,058
5,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)	7/15 at 100.00	AA–	6,071,505
1,270	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,302,068
10,545	Total Utilities			11,253,631

Nuveen Investments	29

Nuveen California Dividend Advantage Municipal Fund (continued)
NAC	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 13.1% (9.2% of Total Investments)
$875	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	$919,870
2,500	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC Insured	4/16 at 100.00	A	2,643,750
9,955	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.250%, 7/01/39	1/21 at 100.00	AA	11,631,223
835	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	882,378
2,250	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 – FGIC Insured	6/16 at 100.00	AA	2,528,528
11,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Series 2010A, 5.250%, 5/15/26	5/20 at 100.00	AA	13,334,419
12,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/43	5/22 at 100.00	AA–	13,702,800
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding Series 2008B, 5.000%, 8/01/28 – AGC Insured	8/18 at 100.00	AA–	2,198,820
41,415	Total Water and Sewer			47,841,788
$552,316	Total Investments (cost $472,014,514) – 142.4%			518,623,729
	Floating Rate Obligations – (7.1)%			(25,920,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (37.4)% (6)			(136,200,000)
	Other Assets Less Liabilities – 2.1%			7,748,271
	Net Assets Applicable to Common Shares – 100%			$364,252,000

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.3%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

30	Nuveen Investments

Nuveen California Dividend Advantage Municipal Fund 2
NVX	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.9% (5.5% of Total Investments)
$500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	$486,600
3,635	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33	12/12 at 100.00	Baa1	3,476,587
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
12,540	5.750%, 6/01/47	6/17 at 100.00	BB–	10,679,439
1,270	5.125%, 6/01/47	6/17 at 100.00	BB–	979,475
3,660	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB–	2,907,248
21,605	Total Consumer Staples			18,529,349
	Education and Civic Organizations – 7.4% (5.2% of Total Investments)
2,745	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 09-11B, 18.059%, 10/01/38 (IF) (4)	10/18 at 100.00	Aa1	4,335,288
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
125	5.000%, 11/01/21	11/15 at 100.00	A2	135,033
165	5.000%, 11/01/25	11/15 at 100.00	A2	175,827
2,250	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	3/13 at 100.00	Baa2	2,253,083
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.250%, 6/01/40	6/20 at 100.00	BBB+	2,811,225
2,945	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.131%, 3/01/33 (IF)	3/18 at 100.00	Aa2	3,527,227
850	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	933,810
605	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.500%, 10/01/23	10/13 at 100.00	N/R	613,276
2,680	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 – AMBAC Insured	5/13 at 100.00	Aa1	2,760,293
14,865	Total Education and Civic Organizations			17,545,062
	Health Care – 26.4% (18.5% of Total Investments)
2,000	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001, 6.000%, 4/01/22	10/12 at 100.00	BBB	2,003,580
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008J, 5.625%, 7/01/32	7/15 at 100.00	A+	2,734,225
895	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	968,345
9,260	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	9,814,118
4,215	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	BBB	4,400,882
2,520	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	2,607,595
2,225	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	2,290,816
2,500	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured	6/13 at 100.00	AA–	2,574,050
5,250	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/35	7/15 at 100.00	BBB	5,477,483

Nuveen Investments	31

Nuveen California Dividend Advantage Municipal Fund 2 (continued)
NVX	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$425	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	$475,860
1,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2004D, 5.050%, 8/15/38 – AGM Insured	8/18 at 100.00	AA	1,086,860
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2005A:
2,705	5.000%, 11/15/43	11/15 at 100.00	AA–	2,871,276
3,315	5.000%, 11/15/43 (UB) (4)	11/15 at 100.00	AA–	3,518,773
	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554:
1,325	18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,802,941
998	18.201%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,357,997
2,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	2,341,400
1,610	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	1,724,149
455	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BB+	484,261
4,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	5,149,824
5,785	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	5,900,237
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	2,733,075
58,033	Total Health Care			62,317,747
	Housing/Multifamily – 4.6% (3.3% of Total Investments)
1,320	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,445,294
410	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	431,500
940	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	980,899
5,962	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding Bonds, Claremont Village Apartments, Series 2001D, 5.500%, 6/01/31 (Mandatory put 6/01/16) (Alternative Minimum Tax)	10/12 at 101.00	AA+	6,038,850
205	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41	5/16 at 100.00	N/R	209,075
1,055	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003A, 5.750%, 9/15/38	9/13 at 100.00	A+	1,069,717
700	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B, 6.625%, 9/15/38	9/13 at 100.00	N/R	709,674
10,592	Total Housing/Multifamily			10,885,009
	Housing/Single Family – 3.0% (2.1% of Total Investments)
1,490	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G, 5.050%, 2/01/29 (Alternative Minimum Tax)	2/17 at 100.00	BBB	1,484,010
190	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	198,322
5,775	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.650%, 8/01/31 (Alternative Minimum Tax)	2/16 at 100.00	BBB	5,449,059
7,455	Total Housing/Single Family			7,131,391

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Industrials – 0.1% (0.1% of Total Investments)
$3,175	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)	No Opt. Call	D	$253,048
	Long-Term Care – 0.7% (0.5% of Total Investments)
1,550	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002, 5.125%, 1/01/22	1/13 at 100.00	A–	1,562,059
	Tax Obligation/General – 28.2% (19.8% of Total Investments)
10,000	California State, General Obligation Bonds, Series 2006CD, 4.600%, 12/01/32 (Alternative Minimum Tax)	12/15 at 100.00	AA	10,183,699
13,850	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 4/01/38	4/19 at 100.00	A1	16,337,736
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	A1	2,462,940
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,132,810
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,650	5.000%, 9/01/41	9/21 at 100.00	A1	4,008,941
4,000	5.000%, 10/01/41	10/21 at 100.00	A1	4,396,320
	California State, General Obligation Bonds, Various Purpose Series 2012:
4,850	5.250%, 2/01/29	No Opt. Call	A1	5,676,392
3,500	5.000%, 4/01/42	4/22 at 100.00	A1	3,856,790
1,285	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 7/01/27	7/19 at 100.00	Aa2	1,484,291
1,265	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	A+	1,357,965
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	Baa1	2,225,520
355	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA+	391,235
1,000	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	1,164,230
	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D:
6,480	0.000%, 8/01/31	No Opt. Call	Aa2	2,629,584
17,510	0.000%, 8/01/42	No Opt. Call	Aa2	7,376,613
1,600	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47	8/21 at 100.00	Aa2	1,806,416
74,345	Total Tax Obligation/General			66,491,482
	Tax Obligation/Limited – 18.5% (13.0% of Total Investments)
	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
650	5.500%, 9/01/24	9/14 at 102.00	N/R	673,797
385	5.800%, 9/01/35	9/14 at 102.00	N/R	395,480
1,190	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/25 (5)	8/17 at 102.00	N/R	321,407
1,245	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,345,322
1,200	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003, 6.000%, 9/01/33	9/13 at 100.00	N/R	1,217,412
435	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	447,058
700	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003, 5.000%, 9/01/33 – NPFG Insured	9/13 at 102.00	A–	712,768

Nuveen Investments	33

Nuveen California Dividend Advantage Municipal Fund 2 (continued)
NVX	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$960	Fontana, California, Redevelopment Agency, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/12 at 100.00	A–	$961,018
750	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	763,965
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured	9/16 at 100.00	A–	1,843,727
1,800	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured	2/17 at 100.00	A–	1,829,412
870	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	889,914
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
205	5.000%, 9/01/26	9/16 at 100.00	N/R	211,896
470	5.125%, 9/01/36	9/16 at 100.00	N/R	478,578
2,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.000%, 10/01/20	10/13 at 102.00	N/R	2,080,020
415	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35	9/16 at 100.00	N/R	415,818
1,265	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24	9/13 at 102.00	N/R	1,317,978
800	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	819,336
750	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	883,253
475	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	586,768
485	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D, 5.000%, 9/01/33	9/14 at 102.00	N/R	486,043
175	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	201,915
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera Ranch, Series 2003A, 5.550%, 8/15/33	2/13 at 100.00	N/R	2,009,680
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
165	6.000%, 9/01/33	9/12 at 103.00	N/R	170,759
360	6.125%, 9/01/41	9/12 at 103.00	N/R	372,384
3,085	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB	3,331,121
550	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	604,692
385	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	389,000
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	111,690
475	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	482,747
700	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series 2003C, 6.000%, 9/01/33	9/14 at 100.00	N/R	718,823
	San Buenaventura Redevelopment Agency, California, Merged Project Areas Tax Allocation Bonds, Series 2008:
1,000	7.750%, 8/01/28	8/16 at 102.00	A	1,140,220
1,325	8.000%, 8/01/38	8/16 at 102.00	A	1,519,497

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$990	San Diego, California, Special Tax Community Facilities District 4 Black Mountain Ranch Villages Bonds, Series 2008A, 6.000%, 9/01/37	9/12 at 103.00	N/R	$1,025,610
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	93,647
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
85	7.000%, 8/01/33	2/21 at 100.00	BBB	98,265
105	7.000%, 8/01/41	2/21 at 100.00	BBB	119,975
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	BBB	1,113,332
765	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	772,596
995	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	1,006,184
1,530	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	A–	1,545,422
140	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	154,307
415	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	451,113
1,930	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B, 6.750%, 9/01/30	9/13 at 103.00	N/R	1,975,046
500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	485,065
850	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	838,406
3,715	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2008, 5.000%, 8/01/47 – AGC Insured	8/18 at 100.00	AA–	3,903,908
240	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	274,915
42,595	Total Tax Obligation/Limited			43,591,289
	Transportation – 8.5% (6.0% of Total Investments)
3,000	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/32 – AMBAC Insured	2/13 at 100.00	N/R	3,000,150
1,930	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (UB)	4/16 at 100.00	AA	2,165,711
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008, Trust 3211, 13.453%, 10/01/32 (IF)	4/18 at 100.00	AA	2,097,281
7,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/27	1/14 at 101.00	BBB–	7,278,180
5,585	Port of Oakland, California, Revenue Bonds, Series 2002N, 5.000%, 11/01/16 – NPFG Insured (Alternative Minimum Tax)	11/12 at 100.00	A+	5,616,555
18,945	Total Transportation			20,157,877
	U.S. Guaranteed – 11.2% (7.8% of Total Investments) (6)
4,900	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/16 (Pre-refunded 12/01/13)	12/13 at 100.00	AAA	5,220,313
425	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (6)	467,139
860	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14)	7/14 at 100.00	Aaa	934,923

Nuveen Investments	35

Nuveen California Dividend Advantage Municipal Fund 2 (continued)
NVX	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$4,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)	12/13 at 102.00	A (6)	$4,361,680
1,620	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	1,690,195
1,170	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (6)	1,263,319
885	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (6)	951,180
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 (ETM)	No Opt. Call	AA+ (6)	2,878,740
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2003, Issue 29A:
2,330	5.250%, 5/01/18 (Pre-refunded 5/01/13) – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+ (6)	2,405,702
2,555	5.250%, 5/01/19 (Pre-refunded 5/01/13) – FGIC Insured (Alternative Minimum Tax)	5/13 at 100.00	A+ (6)	2,638,012
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2003, Issue 29B, 5.125%, 5/01/17 (Pre-refunded 5/01/13) – FGIC Insured	5/13 at 100.00	A+ (6)	1,032,000
825	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (6)	1,007,911
1,315	University of California, Limited Project Revenue Bonds, Series 2007D, 5.000%, 5/15/41 (Pre-refunded 5/15/16) – FGIC Insured	5/16 at 101.00	Aa2 (6)	1,469,460
23,885	Total U.S. Guaranteed			26,320,574
	Utilities – 8.3% (5.8% of Total Investments)
5,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds, Series 2004, 5.250%, 10/01/21 – NPFG Insured	10/14 at 100.00	AA–	5,353,750
2,355	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	2,420,540
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/23 – NPFG Insured	7/13 at 100.00	AA–	1,037,540
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)	7/15 at 100.00	AA	551,955
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
790	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	809,948
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,536,315
2,000	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A, 5.250%, 7/01/20 – NPFG Insured	7/13 at 100.00	A+	2,078,380
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue Bonds, Series 2010-1, 5.000%, 7/01/28	1/20 at 100.00	AA–	1,738,350
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	Baa1	4,095,280
18,645	Total Utilities			19,622,058
	Water and Sewer – 17.7% (12.4% of Total Investments)
1,400	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	AA–	1,468,614
545	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	572,948
1,160	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option Bond Trust 09-8B, 17.929%, 7/01/35 (IF) (4)	7/19 at 100.00	AAA	1,801,526
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option Bond Trust 11782-1, 17.486%, 2/15/35 (IF)	8/19 at 100.00	AAA	2,214,240
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 – FGIC Insured	6/16 at 100.00	AA	842,843

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,700	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004, 5.000%, 3/01/24 – NPFG Insured	3/14 at 100.00	AA	$1,803,411
10,000	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue Refunding Bonds, Series 2003A, 5.250%, 10/01/20 – NPFG Insured	4/13 at 100.00	AA–	10,255,599
20,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/43	5/22 at 100.00	AA–	22,837,998
37,055	Total Water and Sewer			41,797,179
$332,745	Total Investments (cost $309,085,672) – 142.5%			336,204,124
	Floating Rate Obligations – (4.0)%			(9,380,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (41.5)% (7)			(97,846,300)
	Other Assets Less Liabilities – 3.0%			7,037,479
	Net Assets Applicable to Common Shares – 100%			$236,015,303

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	37

Nuveen California Dividend Advantage Municipal Fund 3
NZH	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 9.1% (6.3% of Total Investments)
$815	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	$793,158
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
24,485	5.750%, 6/01/47	6/17 at 100.00	BB–	20,852,160
6,325	5.125%, 6/01/47	6/17 at 100.00	BB–	4,878,093
6,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB–	4,976,477
37,890	Total Consumer Staples			31,499,888
	Education and Civic Organizations – 6.3% (4.4% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	302,818
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco, Series 2011, 6.125%, 10/01/36	10/21 at 100.00	A3	2,650,126
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	216,052
270	5.000%, 11/01/25	11/15 at 100.00	A2	287,717
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,053,910
1,500	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series 2001A, 5.400%, 3/01/21 – NPFG Insured (Alternative Minimum Tax)	3/13 at 100.00	Baa2	1,502,055
6,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 – NPFG Insured	11/15 at 100.00	Aa2	6,685,440
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB	1,428,180
605	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur University, Series 2003, 6.500%, 10/01/23	10/13 at 100.00	N/R	613,276
3,100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa3	3,157,598
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/23 – AMBAC Insured	5/13 at 100.00	Aa1	4,125,920
20,425	Total Education and Civic Organizations			22,023,092
	Health Care – 31.4% (21.8% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	10/12 at 100.00	BBB	4,007,160
2,000	6.125%, 4/01/32	10/12 at 100.00	BBB	2,003,000
2,500	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008J, 5.625%, 7/01/32	7/15 at 100.00	A+	2,734,225
1,445	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	1,563,418
1,765	California Health Facilities Financing Authority, Revenue Bonds, St. Joseph Health System, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	AA–	2,037,445
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	4,237,165
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bonds Trust 3765, 18.708%, 5/15/39 (IF) (4)	11/16 at 100.00	AA–	4,628,375
3,850	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	3,983,826

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,650	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured	3/18 at 100.00	AA–	$1,778,700
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA–	10,652,929
3,435	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	3,536,607
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – AGM Insured	6/13 at 100.00	AA–	6,641,049
4,500	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AA–	4,877,010
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds, Mission Community Hospital, Series 2001, 5.375%, 11/01/21	11/12 at 100.00	A–	7,677,801
2,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/35	7/15 at 100.00	BBB	2,086,660
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	722,187
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	4,321,154
1,594	California Statewide Community Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	2,169,391
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.435%, 11/15/46 (IF) (4)	11/16 at 100.00	AA–	6,939,912
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,453,565
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011, 5.250%, 1/01/42	1/21 at 100.00	A	4,343,760
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 6.000%, 12/01/40	12/21 at 100.00	AA	2,866,506
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BB+	739,695
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	8,207,532
	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A:
5,790	5.000%, 7/01/38	7/17 at 100.00	Baa2	5,905,337
2,500	5.000%, 7/01/47	7/17 at 100.00	Baa2	2,541,775
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	4,129,980
98,414	Total Health Care			108,786,164
	Housing/Multifamily – 3.4% (2.4% of Total Investments)
2,025	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	2,217,213
2,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	2,125,929
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41	5/16 at 100.00	N/R	331,461
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003A, 5.750%, 9/15/38	9/13 at 100.00	A+	1,759,203
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile Home Park, Series 2003B, 6.625%, 9/15/38	9/13 at 100.00	N/R	1,140,548

Nuveen Investments	39

Nuveen California Dividend Advantage Municipal Fund 3 (continued)
NZH	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities Program, Lenzen Housing, Series 2001B:
$1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	2/13 at 101.00	AA+	$1,263,188
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	2/13 at 101.00	AA+	2,911,536
11,360	Total Housing/Multifamily			11,749,078
	Housing/Single Family – 3.5% (2.5% of Total Investments)
320	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	334,016
	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206:
10,180	7.876%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	BBB	8,743,806
3,805	8.248%, 2/01/29 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	3,119,910
14,305	Total Housing/Single Family			12,197,732
	Industrials – 1.7% (1.2% of Total Investments)
5,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB	5,433,650
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)	No Opt. Call	D	414,839
10,205	Total Industrials			5,848,489
	Long-Term Care – 1.9% (1.3% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002, 5.125%, 1/01/22	1/13 at 100.00	A–	2,469,061
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds, Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/13 at 100.00	A–	1,513,200
1,315	5.250%, 3/01/32	3/13 at 100.00	A–	1,322,246
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	Baa1	1,197,380
6,265	Total Long-Term Care			6,501,887
	Tax Obligation/General – 18.7% (13.0% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	A1	3,627,298
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	4,000,885
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,960	5.500%, 3/01/40	3/20 at 100.00	A1	2,249,335
1,000	5.250%, 11/01/40	11/20 at 100.00	A1	1,132,810
	California State, General Obligation Bonds, Various Purpose Series 2011:
7,000	5.000%, 9/01/41	9/21 at 100.00	A1	7,688,380
7,000	5.000%, 10/01/41	10/21 at 100.00	A1	7,693,560
	California State, General Obligation Bonds, Various Purpose Series 2012:
2,970	5.250%, 2/01/28	No Opt. Call	A1	3,497,264
5,000	5.250%, 2/01/29	No Opt. Call	A1	5,851,950
5,000	5.000%, 4/01/42	4/22 at 100.00	A1	5,509,700
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG Insured (Alternative Minimum Tax)	12/12 at 100.00	AA	15,026
18,500	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46	No Opt. Call	Aa2	3,238,055
575	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA+	633,690

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured	9/15 at 100.00	Aa1	$3,027,306
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 5.000%, 9/01/42	9/21 at 100.00	Aa1	2,393,884
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA–	3,000,744
	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D:
15,000	0.000%, 8/01/31	No Opt. Call	Aa2	6,087,000
12,520	0.000%, 8/01/42	No Opt. Call	Aa2	5,274,426
93,440	Total Tax Obligation/General			64,921,313
	Tax Obligation/Limited – 37.5% (26.0% of Total Investments)
1,960	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/25 (5)	8/17 at 102.00	N/R	529,376
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002B, 5.000%, 3/01/27 – AMBAC Insured	9/12 at 100.00	A2	4,005,320
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured	12/12 at 101.00	A2	4,603,763
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,179,530
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A2	2,601,735
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,785,648
550	6.000%, 9/01/33	9/13 at 100.00	N/R	557,981
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	734,820
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	2,184,257
1,050	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003, 5.000%, 9/01/33 – NPFG Insured	9/13 at 102.00	A–	1,069,152
1,445	Fontana, California, Redevelopment Agency, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/12 at 100.00	A–	1,446,532
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004, 6.000%, 9/01/34	9/14 at 100.00	N/R	1,145,948
3,500	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 6.300%, 9/01/31	9/12 at 100.00	N/R	3,523,730
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series 2002, 6.100%, 9/01/22	9/12 at 100.00	N/R	1,002,200
1,310	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	1,339,986
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds, Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	341,101
760	5.125%, 9/01/36	9/16 at 100.00	N/R	773,870
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.000%, 10/01/20	10/13 at 102.00	N/R	3,120,030
685	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35	9/16 at 100.00	N/R	686,349

Nuveen Investments	41

Nuveen California Dividend Advantage Municipal Fund 3 (continued)
NZH	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24	9/13 at 102.00	N/R	$2,083,760
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%, 8/01/37 – RAAI Insured	8/17 at 100.00	BBB+	1,004,060
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,341,663
	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Bunker Hill Redevelopment Project, Series 2004L:
1,715	5.000%, 3/01/18	3/13 at 100.00	BBB–	1,726,971
1,350	5.100%, 3/01/19	3/13 at 100.00	BBB–	1,359,275
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2005, 5.000%, 3/01/26 – AGM Insured	3/14 at 100.00	AA–	1,762,067
725	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	895,593
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds, Series 2006D:
535	5.000%, 9/01/26	9/14 at 102.00	N/R	544,106
245	5.000%, 9/01/33	9/14 at 102.00	N/R	245,527
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A–	311,526
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured	3/13 at 100.00	A–	3,043,650
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera Ranch, Series 2003A, 5.550%, 8/15/33	2/13 at 100.00	N/R	2,009,680
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project Area 1, Series 2002, 5.100%, 4/01/30 – NPFG Insured	4/14 at 100.00	BBB	11,189,674
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
245	6.000%, 9/01/33	9/12 at 103.00	N/R	253,551
540	6.125%, 9/01/41	9/12 at 103.00	N/R	558,576
3,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/12 at 101.00	N/R	3,043,890
2,185	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB	2,359,319
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured	2/13 at 100.00	BBB	3,249,935
995	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 14 Del Sur, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,014,611
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/39 – FGIC Insured	No Opt. Call	Baa1	6,390,420
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	951,016
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	631,494
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	3,745,946
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	173,120
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012:
995	5.000%, 9/01/29	9/22 at 100.00	N/R	1,038,790
2,625	5.000%, 9/01/35	9/22 at 100.00	N/R	2,672,565

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	$792,722
1,145	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series 2003C, 6.000%, 9/01/33	9/14 at 100.00	N/R	1,175,789
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City Project, Series 2001A, 5.000%, 9/01/26 – AGM Insured	9/13 at 100.00	AA–	14,626,116
2,300	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2001, 5.000%, 7/01/26 – AMBAC Insured	1/13 at 100.00	AA+	2,307,636
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	146,324
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33	2/21 at 100.00	BBB	144,508
160	7.000%, 8/01/41	2/21 at 100.00	BBB	182,819
1,160	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	1,171,519
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	1,516,860
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	236,971
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured	8/15 at 100.00	BBB+	8,850,754
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%, 9/01/34 – FGIC Insured	9/14 at 100.00	BBB	1,338,390
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 7.000%, 8/01/39	8/21 at 100.00	A	1,396,357
600	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	652,212
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B, 7.000%, 9/01/38	9/13 at 103.00	N/R	2,869,151
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	1,940,260
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	1,356,245
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	423,828
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – NPFG Insured	10/12 at 100.00	A2	2,502,550
128,000	Total Tax Obligation/Limited			129,863,124
	Transportation – 4.1% (2.8% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (UB)	4/16 at 100.00	AA	1,896,400
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/28	1/14 at 101.00	BBB–	12,200,847
13,440	Total Transportation			14,097,247

Nuveen Investments	43

Nuveen California Dividend Advantage Municipal Fund 3 (continued)
NZH	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 12.0% (8.3% of Total Investments) (6)
$8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/16 (Pre-refunded 12/01/13)	12/13 at 100.00	AAA	$8,746,688
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds, Memorial Health Services, Series 2003A, 6.000%, 10/01/12 (ETM)	No Opt. Call	AA– (6)	6,556,646
680	California Statewide Community Development Authority, Revenue Bonds, Thomas Jefferson School of Law, Series 2005A, 4.875%, 10/01/31 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (6)	747,422
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25 (Pre-refunded 12/15/13)	12/13 at 102.00	A (6)	2,179,560
3,080	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	3,213,456
1,940	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (6)	2,094,734
1,335	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (6)	1,434,831
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series 2002, 5.000%, 10/01/26 (Pre-refunded 10/01/12) – NPFG Insured	10/12 at 100.00	AA– (6)	5,446,646
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 (Pre-refunded 5/01/13) – FGIC Insured	5/13 at 100.00	A+ (6)	4,241,520
5,140	5.125%, 5/01/19 (Pre-refunded 5/01/13) – FGIC Insured	5/13 at 100.00	A+ (6)	5,304,480
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (6)	1,643,200
39,790	Total U.S. Guaranteed			41,609,183
	Utilities – 4.3% (3.0% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	3,921,171
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
2,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,062,300
1,285	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,317,446
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa3	5,064,450
2,500	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%, 8/01/22 – AMBAC Insured (Alternative Minimum Tax)	2/13 at 100.00	A+	2,505,875
14,600	Total Utilities			14,871,242
	Water and Sewer – 10.0% (7.0% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,147,971
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series 2010, 5.000%, 10/01/40	10/20 at 100.00	AA–	3,308,820
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA–	1,189,755
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	935,639
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	898,229
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004, 5.000%, 3/01/24 – NPFG Insured	3/14 at 100.00	AA	1,060,830

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$3,315	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue Refunding Bonds, Series 2003A, 5.250%, 10/01/18 – NPFG Insured	4/13 at 100.00	AA–	$3,399,731
20,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/43	5/22 at 100.00	AA–	22,837,995
31,250	Total Water and Sewer			34,778,970
$519,384	Total Investments (cost $465,716,234) – 143.9%			498,747,409
	Floating Rate Obligations – (0.2)%			(845,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.0)% (7)			(159,544,500)
	Other Assets Less Liabilities – 2.3%			8,300,189
	Net Assets Applicable to Common Shares – 100%			$346,658,098

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	45

Nuveen California AMT-Free Municipal Income Fund
NKX	Portfolio of Investments
August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.9% (3.4% of Total Investments)
$1,350	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	BB–	$1,189,053
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
12,785	5.750%, 6/01/47	6/17 at 100.00	BB–	10,888,090
9,500	5.125%, 6/01/47	6/17 at 100.00	BB–	7,326,780
14,630	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37	6/22 at 100.00	BB–	11,621,048
38,265	Total Consumer Staples			31,024,971
	Education and Civic Organizations – 1.9% (1.4% of Total Investments)
1,600	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.875%, 1/01/42	1/22 at 100.00	N/R	1,648,752
3,000	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	3,319,320
1,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 – NPFG Insured	11/15 at 100.00	Aa2	1,114,240
6,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/27 – AMBAC Insured	5/13 at 100.00	Aa1	6,185,340
11,600	Total Education and Civic Organizations			12,267,652
	Health Care – 12.0% (8.5% of Total Investments)
5,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26	10/12 at 100.00	A–	5,007,950
1,630	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured	7/20 at 100.00	AA–	1,745,958
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	1,029,580
4,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AA–	4,335,120
	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
4,550	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	BBB	4,661,111
3,000	5.000%, 8/15/47	8/17 at 100.00	BBB+	3,059,370
10,815	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	11,412,529
5,020	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)	3/16 at 100.00	AA+	5,408,347
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	A1	4,496,815
7,500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	8,396,025
10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	10,951,100
4,543	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	6,184,840
1,145	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	1,228,448
7,670	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	8,329,390
650	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%, 5/15/18 – AMBAC Insured	5/13 at 100.00	N/R	658,158
70,583	Total Health Care			76,904,741

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 0.2% (0.1% of Total Investments)
$1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series 2003, 5.000%, 5/01/23	5/13 at 102.00	AA–	$1,200,113
	Long-Term Care – 2.1% (1.5% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.125%, 5/15/40	5/20 at 100.00	A–	3,356,700
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22	11/12 at 100.00	A–	4,014,080
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002, 5.250%, 1/01/26	1/13 at 100.00	A–	2,013,700
1,575	California Health Facilities Financing Authority, Insured Revenue Bonds, California-Nevada Methodist Homes, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A–	1,635,764
2,250	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26	2/21 at 100.00	A–	2,639,408
12,825	Total Long-Term Care			13,659,652
	Tax Obligation/General – 30.2% (21.5% of Total Investments)
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2006B, 5.250%, 8/01/30 – FGIC Insured	8/16 at 100.00	A–	1,530,878
900	California State, General Obligation Bonds, Series 2003, 5.000%, 2/01/21	8/13 at 100.00	A1	935,172
6,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	7,388,820
1,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 9/01/25	9/21 at 100.00	A1	1,191,790
8,500	California State, General Obligation Bonds, Various Purpose Series 2012, 5.000%, 4/01/42	4/22 at 100.00	A1	9,366,490
835	California State, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/22 – NPFG Insured	2/13 at 100.00	A1	837,831
20,750	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/43 – AGM Insured	No Opt. Call	AA–	3,786,045
7,575	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/31 – AGM Insured	8/18 at 100.00	Aa1	7,660,901
2,500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured	8/18 at 100.00	Aa2	2,804,525
	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, 2008 Election Series 2010B:
3,490	5.000%, 8/01/27 – AGC Insured	8/19 at 100.00	AA–	3,921,818
3,545	5.000%, 8/01/28 – AGC Insured	8/19 at 100.00	AA–	3,976,568
3,110	5.000%, 8/01/29 – AGC Insured	8/19 at 100.00	AA–	3,451,727
10,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/28 – SYNCORA GTY Insured	8/13 at 47.75	A	4,366,100
230	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2003A, 5.000%, 6/01/28 – AGM Insured	6/13 at 100.00	AA	236,383
	El Segundo Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004:
2,580	5.250%, 9/01/21 – FGIC Insured	9/14 at 100.00	AA–	2,799,377
1,775	5.250%, 9/01/22 – FGIC Insured	9/14 at 100.00	AA–	1,925,928
7,100	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Trust 2668, 9.399%, 2/01/16 – AGM Insured (IF)	No Opt. Call	AA–	9,030,064
5,000	Grossmont Healthcare District, California, General Obligation Bonds, Series 2007A, 5.000%, 7/15/37 – AMBAC Insured	7/17 at 100.00	Aa2	5,348,100
1,180	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/21 – FGIC Insured	8/13 at 100.00	AA–	1,220,922

Nuveen Investments	47

Nuveen California AMT-Free Municipal Income Fund (continued)
NKX	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/24 – AGM Insured	8/15 at 100.00	Aa1	$1,389,448
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California, General Obligation Bonds, Series 2002C:
2,110	5.000%, 8/01/21 – AGM Insured (UB)	8/14 at 102.00	Aa2	2,342,944
3,250	5.000%, 8/01/22 – AGM Insured (UB)	8/14 at 102.00	Aa2	3,608,800
3,395	5.000%, 8/01/23 – AGM Insured (UB)	8/14 at 102.00	Aa2	3,769,808
1,000	5.000%, 8/01/25 – AGM Insured (UB)	8/14 at 102.00	Aa2	1,110,400
1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	AA–	1,314,044
4,500	Mount Diablo Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2010A, 0.000%, 8/01/30 – AGM Insured	8/25 at 100.00	AA–	3,131,280
3,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2007, 4.500%, 9/01/30 – AGM Insured	9/17 at 100.00	AA–	3,238,590
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2002, 5.250%, 8/01/21 – FGIC Insured	2/13 at 100.00	BBB	2,507,575
16,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/46	No Opt. Call	Aa2	2,800,480
980	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured	8/15 at 100.00	AA+	1,080,029
5,500	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	AA–	6,023,875
1,125	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 1998, Series 1999A, 0.000%, 7/01/21 – FGIC Insured	No Opt. Call	Aa2	826,234
11,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012 R-1, 0.000%, 7/01/31	No Opt. Call	Aa2	4,953,251
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A, 5.000%, 6/15/26 – FGIC Insured	12/12 at 100.00	Aa2	2,006,960
5,000	San Jacinto Unified School District, Riverside County, California, General Obligation Bonds, Series 2007, 5.250%, 8/01/32 – AGM Insured	8/17 at 100.00	AA–	5,630,100
1,500	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option Bond Trust 3646, 17.830%, 8/01/17 (IF)	No Opt. Call	AAA	2,206,620
	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2011F:
7,230	0.000%, 8/01/42 – AGM Insured	8/21 at 21.00	AA–	961,229
10,450	0.000%, 8/01/43 – AGM Insured	8/21 at 19.43	AA–	1,284,723
21,225	0.000%, 8/01/44 – AGM Insured	8/21 at 17.98	AA–	2,412,858
12,550	0.000%, 8/01/45 – AGM Insured	8/21 at 16.64	AA–	1,313,107
23,425	0.000%, 8/01/46 – AGM Insured	8/21 at 15.39	AA–	2,265,198
14,915	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41	No Opt. Call	Aa2	3,438,802
	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D:
24,280	0.000%, 8/01/47 – AGC Insured	8/37 at 100.00	AA–	13,145,678
38,845	0.000%, 8/01/50 – AGM Insured	8/37 at 100.00	AA–	21,078,459
15,780	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA–	6,059,047
10,000	Vista Unified School District, San Diego County, California, General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 – AGM Insured	2/13 at 100.00	Aa2	10,034,800
2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series 2004A, 5.000%, 8/01/21 – FGIC Insured	8/13 at 100.00	AA–	2,527,739

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$3,905	West Kern Community College District, California, General Obligation Bonds, Election 2004, Series 2007C, 5.000%, 10/01/32 – SYNCORA GTY Insured	11/17 at 100.00	A+	$4,176,632
12,520	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	5,274,426
351,430	Total Tax Obligation/General			193,692,575
	Tax Obligation/Limited – 49.0% (34.8% of Total Investments)
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
5,130	0.000%, 9/01/18 – AGM Insured	No Opt. Call	AA–	4,286,115
8,000	0.000%, 9/01/21 – AGM Insured	No Opt. Call	AA–	5,735,360
2,235	Antioch Public Financing Authority, California, Lease Revenue Refunding Bonds, Municipal Facilities Project, Refunding Series 2002A, 5.500%, 1/01/32 – NPFG Insured	1/13 at 100.00	A	2,237,436
2,000	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds, Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21	8/13 at 102.00	BBB	2,067,600
7,895	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	2/13 at 100.00	AA–	7,922,080
1,165	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured	12/13 at 100.00	A	1,187,531
2,200	California Infrastructure and Economic Development Bank, Los Angeles County, Revenue Bonds, Department of Public Social Services, Series 2003, 5.000%, 9/01/28 – AMBAC Insured	9/13 at 101.00	A+	2,252,426
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004:
1,215	5.000%, 12/01/19 – AMBAC Insured	12/13 at 100.00	AA+	1,280,355
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AA+	1,616,370
1,615	5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	AA+	1,700,611
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AA+	1,874,358
3,725	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2005J, 5.000%, 1/01/17 – AMBAC Insured	1/16 at 100.00	A2	4,135,085
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured	12/12 at 100.00	A2	4,041,320
3,100	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Richmond Lab, Series 2005B, 5.000%, 11/01/30 – SYNCORA GTY Insured	11/15 at 100.00	A2	3,282,466
4,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	4,718,120
1,210	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	BBB	1,243,541
2,520	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	2,548,300
10,190	Chula Vista Public Financing Authority, California, Pooled Community Facility District Assessment Revenue Bonds, Series 2005A, 4.500%, 9/01/27 – NPFG Insured	9/15 at 100.00	BBB	10,215,475
1,430	Cloverdale Community Development Agency, California, Tax Allocation Bonds, Cloverdale Redevelopment Project, Refunding Series 2006, 5.000%, 8/01/36 – AMBAC Insured	8/16 at 100.00	A–	1,448,447
1,900	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 98-1, Series 2002, 5.100%, 9/01/25 – AMBAC Insured	9/12 at 100.00	N/R	1,907,448
7,035	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 98-1, Series 2003, 5.000%, 9/01/28 – NPFG Insured	9/13 at 100.00	BBB	7,057,653
3,145	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Series 2002A, 5.125%, 11/01/25 – NPFG Insured	11/12 at 100.00	BBB	3,145,755
1,905	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001, 5.000%, 9/01/31 – NPFG Insured	3/13 at 101.00	A–	1,917,459

Nuveen Investments	49

Nuveen California AMT-Free Municipal Income Fund (continued)
NKX	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services Facility Phase II, Series 2001:
$11,800	5.000%, 1/01/21 – AMBAC Insured	1/13 at 100.00	A2	$11,818,762
5,000	5.250%, 1/01/34 – AMBAC Insured	1/13 at 100.00	A2	5,003,150
3,000	Escondido Joint Powers Financing Authority, California, Lease Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41	No Opt. Call	AA–	3,339,240
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured	10/15 at 100.00	A	8,509,190
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
7,250	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA–	7,477,578
11,065	5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	11,296,259
7,500	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	7,703,850
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686, 8.923%, 6/01/45 – AGC Insured (IF) (4)	6/15 at 100.00	AA–	21,087,200
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Revenue Bonds, Tender Option Bonds Trust 2040, 10.295%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	2,125,400
3,185	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	Ba1	2,691,835
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured	2/17 at 100.00	A–	1,727,778
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured	9/13 at 100.00	BBB–	440,651
2,115	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	2,348,433
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1:
1,665	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	1,698,883
710	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	722,361
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 39 Eastvale Area, Series 2012A:
1,000	5.000%, 9/01/37	9/22 at 100.00	N/R	1,021,320
2,000	5.125%, 9/01/42	9/22 at 100.00	N/R	2,057,560
3,500	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2001, 5.100%, 9/01/31 – AMBAC Insured	3/13 at 101.00	A+	3,538,255
3,400	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2002, 5.000%, 9/01/22 – AMBAC Insured	9/14 at 100.00	A+	3,474,460
5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured	3/13 at 100.00	A+	5,038,650
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003:
2,505	4.750%, 8/01/23 – NPFG Insured	8/15 at 102.00	BBB+	2,515,797
2,425	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	BBB+	2,425,970
3,690	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	3,779,187
1,895	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/20 – AGM Insured	12/14 at 100.00	AA–	2,053,119
6,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	A+	6,287,760
7,460	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation, Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured	6/13 at 100.00	A+	7,563,619

50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1, Series 2002, 5.000%, 9/02/33 – NPFG Insured	3/13 at 100.00	BBB	$1,500,225
9,270	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/38 – AMBAC Insured	8/17 at 100.00	A–	9,404,693
800	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2003-1, Series 2004, 5.550%, 9/01/29	9/14 at 100.00	N/R	821,296
2,810	Oakland Joint Powers Financing Authority, California, Lease Revenue Bonds, Administration Building Projects, Series 2008B, 5.000%, 8/01/21 – AGC Insured	8/18 at 100.00	AA–	3,131,717
3,300	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	3,534,927
5,000	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project Area 1, Series 2002, 5.000%, 4/01/25 – NPFG Insured	10/12 at 102.00	BBB	5,027,000
1,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project, Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured	11/14 at 102.00	A	1,052,450
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured	6/13 at 101.00	A	4,216,549
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment Project, Series 2000, 5.750%, 6/15/33 – NPFG Insured	12/12 at 100.00	BBB	391,291
7,000	Rancho Cucamonga Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Series 2007A, 5.000%, 9/01/34 – NPFG Insured	9/17 at 100.00	A+	7,098,840
1,045	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	A–	1,055,858
3,000	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2005A, 5.000%, 10/01/35 – SYNCORA GTY Insured	10/15 at 100.00	BBB	2,888,550
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 1, Series 2004, 5.000%, 9/01/25 – NPFG Insured	9/13 at 100.00	AA–	1,009,390
5,000	Roseville Finance Authority, California, Special Tax Revenue Bonds, Series 2007A, 5.000%, 9/01/33 – AMBAC Insured	9/17 at 100.00	N/R	4,980,700
1,305	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%, 8/01/25 – AMBAC Insured	8/13 at 100.00	AA–	1,326,285
3,910	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – NPFG Insured	3/13 at 100.00	BBB	3,759,856
4,930	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26	9/12 at 100.00	A	4,934,536
5,150	San Jacinto Unified School District, Riverside County, California, Certificates of Participation, Series 2010, 5.375%, 9/01/40 – AGC Insured	9/20 at 100.00	AA	5,643,679
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project, Series 2002B, 5.000%, 6/01/32 – AMBAC Insured	12/12 at 100.00	AA	2,778,864
4,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/19 – NPFG Insured	9/12 at 100.00	AA	4,014,160
815	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	823,093
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	864,030
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A:
3,310	5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	BBB	3,361,868
5,000	5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	BBB	5,029,700
3,000	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 1999A, 5.500%, 6/01/23 – AMBAC Insured	12/12 at 100.00	A	3,032,790

Nuveen Investments	51

Nuveen California AMT-Free Municipal Income Fund (continued)
NKX	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%, 9/01/34 – FGIC Insured	9/14 at 100.00	BBB	$3,122,910
	Sweetwater Union High School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2005A:
3,565	5.000%, 9/01/25 – AGM Insured	9/15 at 100.00	AA–	3,749,061
5,510	5.000%, 9/01/28 – AGM Insured	9/15 at 100.00	AA–	5,752,220
2,160	Temecula Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project 1, Series 2002, 5.125%, 8/01/27 – NPFG Insured	2/13 at 100.00	A–	2,161,642
	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010:
1,205	5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	1,336,827
3,250	5.250%, 9/01/39 – AGM Insured	9/20 at 100.00	AA–	3,618,680
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	A	1,079,354
2,670	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 5.000%, 3/01/32 – SYNCORA GTY Insured	3/13 at 102.00	A1	2,741,423
2,805	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/31 – NPFG Insured	10/12 at 100.00	A2	2,806,543
309,640	Total Tax Obligation/Limited			313,618,585
	Transportation – 4.2% (3.0% of Total Investments)
5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue Bonds, Series 2002A, 5.000%, 8/01/26 – AMBAC Insured	2/13 at 100.00	N/R	5,481,918
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35	1/13 at 100.00	BBB–	1,995,860
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
6,500	0.000%, 1/15/18 – NPFG Insured	1/13 at 75.69	BBB	4,820,010
7,500	5.875%, 1/15/29	1/14 at 101.00	BBB–	7,671,075
4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes Project, Series 2003A, 5.000%, 8/15/18 – AMBAC Insured	8/13 at 100.00	A1	4,135,560
2,400	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – NPFG Insured	9/14 at 100.00	A+	2,498,448
27,880	Total Transportation			26,602,871
	U.S. Guaranteed – 9.8% (7.0% of Total Investments) (5)
	Bonita Unified School District, San Diego County, California, General Obligation Bonds, Series 2004A:
1,890	5.250%, 8/01/23 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (5)	2,070,079
1,250	5.250%, 8/01/25 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (5)	1,369,100
1,675	California Educational Facilities Authority, Revenue Bonds, University of San Diego, Series 2002A, 5.250%, 10/01/30 (Pre-refunded 10/01/12)	10/12 at 100.00	A2 (5)	1,682,035
2,815	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2003C, 5.000%, 8/15/20 (Pre-refunded 8/15/13) – AMBAC Insured	8/13 at 100.00	AA (5)	2,942,801
2,250	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/36 (Pre-refunded 1/01/28) – AMBAC Insured	1/28 at 100.00	Aaa	3,085,538
9,000	California State University, Systemwide Revenue Bonds, Series 2002A, 5.125%, 11/01/26 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	Aa2 (5)	9,074,430
500	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	539,685
1,495	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)	3/13 at 100.00	N/R (5)	1,534,647
5,255	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series 2003A, 5.000%, 3/01/20 (Pre-refunded 3/01/13) – FGIC Insured	3/13 at 100.00	A+ (5)	5,381,646
52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,225	Fresno Unified School District, Fresno County, California, General Obligation Refunding Bonds, Series 1998A, 6.550%, 8/01/20 (Pre-refunded 2/01/13) – NPFG Insured	2/13 at 103.00	Aa3 (5)	$1,294,286
6,125	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42 (Pre-refunded 6/01/13)	6/13 at 100.00	Aaa	6,476,759
2,030	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2003B, 5.000%, 8/01/27 (Pre-refunded 8/01/13) – AGM Insured	8/13 at 100.00	AA– (5)	2,119,422
6,000	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)	No Opt. Call	Aaa	8,910,960
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration Building Project II, Series 2002C, 5.000%, 10/01/27 (Pre-refunded 3/11/13) – AMBAC Insured	3/13 at 100.00	Aa3 (5)	1,814,268
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2003A, 5.000%, 9/01/26 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	A+ (5)	1,047,800
4,640	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2004, 5.875%, 7/01/26 (Pre-refunded 7/01/14)	7/14 at 100.00	Baa2 (5)	5,113,930
	Semitropic Water Storage District, Kern County, California, Water Banking Revenue Bonds, Series 2004A:
1,315	5.500%, 12/01/20 (Pre-refunded 12/01/14) – SYNCORA GTY Insured	12/14 at 100.00	A+ (5)	1,465,791
1,415	5.500%, 12/01/21 (Pre-refunded 12/01/14) – SYNCORA GTY Insured	12/14 at 100.00	A+ (5)	1,577,258
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24 (Pre-refunded 11/01/12) – NPFG Insured	11/12 at 100.00	AA– (5)	2,410,267
	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series 2003A:
1,345	5.000%, 8/01/20 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa2 (5)	1,403,615
1,625	5.000%, 8/01/30 (Pre-refunded 8/01/13) – NPFG Insured	8/13 at 100.00	Aa2 (5)	1,695,818
57,010	Total U.S. Guaranteed			63,010,135
	Utilities – 4.5% (3.2% of Total Investments)
9,000	Anaheim Public Finance Authority, California, Revenue Bonds, Electric System Distribution Facilities, Series 2002A, 5.000%, 10/01/27 – AGM Insured	10/12 at 100.00	AA–	9,031,680
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds, Series 2004, 5.250%, 10/01/21 – NPFG Insured	10/14 at 100.00	AA–	1,070,750
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
2,490	5.000%, 11/15/35	No Opt. Call	A	2,559,297
945	5.500%, 11/15/37	No Opt. Call	A	1,033,707
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2, 5.000%, 7/01/21 – NPFG Insured	7/13 at 100.00	AA–	285,324
2,155	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,209,414
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured	12/12 at 100.00	N/R	100,141
	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 – NPFG Insured	7/13 at 100.00	A+	2,897,916
5,000	5.000%, 7/01/28 – NPFG Insured	7/13 at 100.00	A+	5,166,550
4,000	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue Bonds, Series 2010-1, 5.000%, 7/01/28	1/20 at 100.00	AA–	4,635,600
27,765	Total Utilities			28,990,379

Nuveen Investments	53

Nuveen California AMT-Free Municipal Income Fund (continued)
NKX	Portfolio of Investments August 31, 2012 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 21.9% (15.6% of Total Investments)
$3,300	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Tender Option Bond Trust 3145, 18.045%, 5/01/40 – AGM Insured (IF)	5/19 at 100.00	AA–	$4,527,996
2,185	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2002X, 5.150%, 12/01/23 – FGIC Insured	12/12 at 100.00	AAA	2,210,455
1,000	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	AA–	1,049,010
3,230	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series 2004A, 5.000%, 3/01/21 – FGIC Insured	3/14 at 100.00	A+	3,381,616
2,250	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA–	2,379,510
1,480	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	1,555,894
5,000	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC Insured	4/16 at 100.00	A	5,287,500
12,230	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects Revenue Bonds, District 14, Series 2005, 5.000%, 10/01/34 – FGIC Insured	10/15 at 100.00	AA–	13,442,968
	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds, Capital Projects, Series 2003A:
2,700	5.000%, 10/01/21 – AGM Insured	10/13 at 100.00	AA+	2,828,007
4,500	5.000%, 10/01/23 – AGM Insured	10/13 at 100.00	AA+	4,716,360
16,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012A, 5.000%, 7/01/43	No Opt. Call	AA	18,536,957
2,135	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%, 12/01/33 – NPFG Insured	12/13 at 100.00	Aa3	2,182,162
1,320	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	AA–	1,394,897
21,185	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.000%, 2/01/33 – FGIC Insured (UB) (4)	8/13 at 100.00	AAA	22,108,242
1,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,484,205
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004, 5.000%, 10/01/25 – AMBAC Insured	10/14 at 100.00	AA	1,584,509
9,000	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2008A, 5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA+	9,874,710
3,675	San Dieguito Water District, California, Water Revenue Bonds, Refunding Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	AA+	3,974,513
25,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/43	5/22 at 100.00	AA–	28,547,493
	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
1,400	5.000%, 2/01/19 – FGIC Insured	2/14 at 100.00	AAA	1,486,716
445	5.000%, 2/01/20 – FGIC Insured	2/14 at 100.00	AAA	471,847
465	5.000%, 2/01/21 – FGIC Insured	2/14 at 100.00	AAA	493,053
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation, Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24	4/13 at 100.00	A	1,190,644

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$875	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series 2003A, 5.000%, 8/01/30 – NPFG Insured	8/13 at 100.00	Aa2	$904,540
	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir Renovation, Series 2003:
2,010	5.000%, 10/01/28 – FGIC Insured	10/13 at 100.00	AA+	2,097,616
2,530	5.000%, 10/01/33 – FGIC Insured	10/13 at 100.00	AA+	2,640,283
128,115	Total Water and Sewer			140,351,703
$1,036,278	Total Investments (cost $830,447,616) – 140.7%			901,323,377
	Floating Rate Obligations – (3.8)%			(24,125,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.0)% (6)			(256,600,000)
	Other Assets Less Liabilities – 3.1%			20,194,890
	Net Assets Applicable to Common Shares – 100%			$640,793,267

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	55

Statement of
Assets & Liabilities
August 31, 2012 (Unaudited)

	California Premium		California Dividend		California Dividend		California Dividend		California AMT-
	Income		Advantage		Advantage 2		Advantage 3		Free Income
	(NCU	)	(NAC	)	(NVX	)	(NZH	)	(NKX	)
Assets
Investments, at value (cost $116,652,863, $472,014,514, $309,085,672, $465,716,234 and $830,447,616, respectively)	$129,116,125		$518,623,729		$336,204,124		$498,747,409		$901,323,377
Cash	710,185		—		2,236,969		—		—
Receivables:
Interest	1,486,889		7,244,458		4,921,839		8,059,429		11,267,545
Investments sold	—		1,990,000		384,047		7,041,650		13,283,450
Deferred assets:
Offering costs	532,795		686,781		1,215,256		1,766,468		2,193,571
Trustees’ compensation	—		58,355		34,974		54,904		72,359
Other assets	9,539		137,248		20,132		36,687		216,926
Total assets	131,855,533		528,740,571		345,017,341		515,706,547		928,357,228
Liabilities
Cash overdraft	—		160,961		—		5,926,139		1,910,766
Floating rate obligations	5,525,000		25,920,000		9,380,000		845,000		24,125,000
Payables:
Common share dividends	394,075		1,760,016		1,154,354		1,655,655		3,125,335
Interest	58,749		—		177,869		351,713		—
Offering costs	62,847		—		138,385		285,969		—
MuniFund Term Preferred (MTP) Shares, at liquidation value	35,250,000		—		97,846,300		159,544,500		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		136,200,000		—		—		256,600,000
Accrued expenses:
Management fees	69,374		275,820		180,671		272,813		474,003
Trustees’ fees	538		60,910		36,656		57,492		20,374
Other	56,180		110,864		87,803		109,168		1,308,483
Total liabilities	41,416,763		164,488,571		109,002,038		169,048,449		287,563,961
Net assets applicable to Common shares	$90,438,770		$364,252,000		$236,015,303		$346,658,098		$640,793,267
Common shares outstanding	5,730,688		23,487,488		14,748,036		24,142,200		41,808,618
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$15.78		$15.51		$16.00		$14.36		$15.33
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$57,307		$234,875		$147,480		$241,422		$418,086
Paid-in surplus	77,627,379		334,433,737		209,074,965		338,729,353		564,512,493
Undistributed (Over-distribution of) net investment income	1,226,560		5,797,803		2,880,698		1,233,892		5,441,375
Accumulated net realized gain (loss)	(935,738)		(22,823,630)		(3,206,292)		(26,577,744)		(454,448)
Net unrealized appreciation (depreciation)	12,463,262		46,609,215		27,118,452		33,031,175		70,875,761
Net assets applicable to Common shares	$90,438,770		$364,252,000		$236,015,303		$346,658,098		$640,793,267
Authorized shares:
Common	Unlimited		Unlimited		Unlimited		Unlimited		Unlimited
Preferred	Unlimited		Unlimited		Unlimited		Unlimited		Unlimited

See accompanying notes to financial statements.

56	Nuveen Investments

Statement of
Operations
Six Months Ended August 31, 2012 (Unaudited)

	California Premium		California Dividend	California Dividend	California Dividend	California AMT-
	Income		Advantage	Advantage 2	Advantage 3	Free Income
	(NCU	)	(NAC )	(NVX )	(NZH )	(NKX	)
Investment Income	$3,224,013		$12,857,890	$8,876,936	$13,544,498	$15,991,409
Expenses
Management fees	408,642		1,620,595	1,063,781	1,608,313	1,926,062
Shareholders’ servicing agent fees and expenses	10,710		2,045	11,377	16,421	5,831
Interest expense and amortization of offering costs	454,667		351,750	1,358,726	2,535,291	394,184
Liquidity fees	—		709,011	—	—	855,434
Remarketing fees	—		69,613	—	—	93,687
Custodian’s fees and expenses	15,208		36,693	32,828	46,155	47,568
Trustees’ fees and expenses	1,728		6,850	4,582	6,958	22,214
Professional fees	16,710		54,478	22,131	36,065	79,625
Shareholders’ reports – printing and mailing expenses	29,636		47,154	60,165	63,804	23,264
Stock exchange listing fees	7,912		11,714	16,700	40,765	12,618
Investor relations expense	6,245		19,251	14,399	21,989	36,446
Reorganization expense	—		—	—	—	43,428
Other expenses	12,612		17,880	17,597	21,340	33,097
Total expenses before custodian fee credit	964,070		2,947,034	2,602,286	4,397,101	3,573,458
Custodian fee credit	(561)		(888)	(938)	(1,509)	(1,212)
Net expenses	963,509		2,946,146	2,601,348	4,395,592	3,572,246
Net investment income (loss)	2,260,504		9,911,744	6,275,588	9,148,906	12,419,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	100,009		(4,529,112)	(719,613)	(468,904)	527,446
Change in net unrealized appreciation (depreciation) of investments:	2,815,969		20,453,113	9,044,031	12,644,542	13,536,192
Net realized and unrealized gain (loss)	2,915,978		15,924,001	8,324,418	12,175,638	14,063,638
Net increase (decrease) in net assets applicable to Common shares from operations	$5,176,482		$25,835,745	$14,600,006	$21,324,544	$26,482,801

See accompanying notes to financial statements.

Nuveen Investments	57

Statement of
Changes in Net Assets (Unaudited)

	California Premium Income (NCU)		California Dividend Advantage (NAC)		California Dividend Advantage 2 (NVX)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/12	2/29/12	8/31/12	2/29/12	8/31/12	2/29/12
Operations
Net investment income (loss)	$2,260,504	$4,835,191	$9,911,744	$21,995,697	$6,275,588	$13,334,987
Net realized gain (loss) from investments	100,009	(69,508)	(4,529,112)	(4,191,786)	(719,613)	(1,141,813)
Change in net unrealized appreciation (depreciation) of investments	2,815,969	13,699,675	20,453,113	55,341,444	9,044,031	31,781,569
Distributions to Auction Rate Preferred Shareholders from net investment income	—	—	—	(164,318)	—	(18,547)
Net increase (decrease) in net assets applicable to Common shares from operations	5,176,482	18,465,358	25,835,745	72,981,037	14,600,006	43,956,196
Distributions to Common Shareholders
From net investment income	(2,492,850)	(4,985,699)	(10,850,564)	(21,449,669)	(7,079,057)	(14,156,853)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(2,492,850)	(4,985,699)	(10,850,564)	(21,449,669)	(7,079,057)	(14,156,853)
Capital Share Transactions
Common shares:
Issued in the Reorganization	—	—	—	—	—	—
Net proceeds issued to shareholders due to reinvestment of distributions	—	—	63,977	42,394	20,357	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	63,977	42,394	20,357	—
Net increase (decrease) in net assets applicable to Common shares	2,683,632	13,479,659	15,049,158	51,573,762	7,541,306	29,799,343
Net assets applicable to Common shares at the beginning of period	87,755,138	74,275,479	349,202,842	297,629,080	228,473,997	198,674,654
Net assets applicable to Common shares at the end of period	$90,438,770	$87,755,138	$364,252,000	$349,202,842	$236,015,303	$228,473,997
Undistributed (Over-distribution of) net investment income at the end of period	$1,226,560	$1,458,906	$5,797,803	$6,736,623	$2,880,698	$3,684,167

See accompanying notes to financial statements.

58	Nuveen Investments

	California Dividend Advantage 3 (NZH)		California AMT-Free Income (NKX)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	8/31/12	2/29/12	8/31/12	2/29/12
Operations
Net investment income (loss)	$9,148,906	$19,718,665	$12,419,163	$4,908,577
Net realized gain (loss) from investments	(468,904)	(5,120,796)	527,446	29,958
Change in net unrealized appreciation (depreciation) of investments	12,644,542	50,296,977	13,536,192	11,150,968
Distributions to Auction Rate Preferred Shareholders from net investment income	—	(62,212)	—	—
Net increase (decrease) in net assets applicable to Common shares from operations	21,324,544	64,832,634	26,482,801	16,089,503
Distributions to Common Shareholders
From net investment income	(10,538,071)	(21,716,912)	(8,194,430)	(4,874,826)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(10,538,071)	(21,716,912)	(8,194,430)	(4,874,826)
Capital Share Transactions
Common shares:
Issued in the Reorganization(1)	—	—	535,519,809	—
Net proceeds issued to shareholders due to reinvestment of distributions	41,269	151,583	254,214	23,555
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	41,269	151,583	535,774,023	23,555
Net increase (decrease) in net assets applicable to Common shares	10,827,742	43,267,305	554,062,394	11,238,232
Net assets applicable to Common shares at the beginning of period	335,830,356	292,563,051	86,730,873	75,492,641
Net assets applicable to Common shares at the end of period	$346,658,098	$335,830,356	$640,793,267	$86,730,873
Undistributed (Over-distribution of) net investment income at the end of period	$1,233,892	$2,623,057	$5,441,375	$1,216,642

(1)	Refer to Footnote 8 Fund Reorganizations for further details.

See accompanying notes to financial statements.

Nuveen Investments	59

Statement of
Cash Flows
Six Months Ended August 31, 2012
(Unaudited)

	California	California	California
	Premium	Dividend	Dividend
	Income	Advantage	Advantage 2
	(NCU )	(NAC )	(NVX )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$5,176,482	$25,835,745	$14,600,006
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(11,445,426)	(42,595,232)	(44,420,007)
Proceeds from sales and maturities of investments	10,675,421	51,134,272	46,415,993
Assets and liabilities acquired in the Reorganization	—	—	—
Amortization (Accretion) of premiums and discounts, net	(136,586)	(711,378)	(143,666)
(Increase) Decrease in:
Receivable for interest	(756)	405,957	1,986
Receivable for investments sold	2,350,000	(1,990,000)	(373,747)
Deferred Trustees’ compensation	—	(4,641)	(2,939)
Other assets	(6,065)	(8,305)	(11,658)
Increase (Decrease) in:
Payable for interest	(1,952)	—	(5,944)
Payable for investments purchased	(503,450)	(4,554,000)	(1,345,900)
Accrued management fees	5,559	24,029	14,981
Accrued Trustees’ fees	(742)	956	379
Accrued other expenses	5,955	(6,041)	15,282
Net realized (gain) loss from investments	(100,009)	4,529,112	719,613
Change in net unrealized (appreciation) depreciation of investments	(2,815,969)	(20,453,113)	(9,044,031)
Taxes paid on undistributed capital gains	—	(7,383)	(7,648)
Net cash provided by (used in) operating activities	3,202,462	11,599,978	6,412,700
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	87,063	(51,351)	264,987
Increase (Decrease) in:
Cash overdraft balance	—	160,961	—
Floating rate obligations	(1,125,000)	(2,625,000)	(2,010,000)
Payable for offering costs	8,132	(38,004)	(59,563)
VRDP Shares, at liquidation value	—	—	—
Cash distributions paid to Common shareholders	(2,493,688)	(10,786,704)	(7,058,195)
Net cash provided by (used in) financing activities	(3,523,493)	(13,340,098)	(8,862,771)
Net Increase (Decrease) in Cash	(321,031)	(1,740,120)	(2,450,071)
Cash at the beginning of period	1,031,216	1,740,120	4,687,040
Cash at the End of Period	$710,185	$—	$2,236,969

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

			California		California
	California		Dividend		Dividend
	Premium Income		Advantage		Advantage 2
	(NCU	)	(NAC	)	(NVX	)
	$—		$63,977		$20,357

Cash paid for interest (excluding amortization of offering costs) was as follows:			California		California
	California		Dividend		Dividend
	Premium Income		Advantage		Advantage 2
	(NCU	)	(NAC	)	(NVX	)
	$369,556		$340,790		$1,099,682

See accompanying notes to financial statements.
60	Nuveen Investments

		California AMT-
	California Dividend	Free Municipal
	Advantage 3	Income
	(NZH )	(NKX )
Cash Flows from Operating Activities:
Net Increase (Decrease) In Net Assets Applicable to Common Shares from Operations	$21,324,544	$26,482,801
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(62,867,010)	(72,382,507)
Proceeds from sales and maturities of investments	64,714,886	82,249,829
Assets and liabilities acquired in the Reorganization	—	(210,686,974)
Amortization (Accretion) of premiums and discounts, net	(305,615)	(1,795,107)
(Increase) Decrease in:
Receivable for interest	(75,957)	(9,781,450)
Receivable for investments sold	(5,650,670)	(13,283,450)
Deferred Trustees’ compensation	(4,534)	(72,359)
Other assets	(21,924)	(181,261)
Increase (Decrease) in:
Payable for interest	(11,741)	—
Payable for investments purchased	(3,383,534)	—
Accrued management fees	22,250	411,425
Accrued Trustees’ fees	733	19,081
Accrued other expenses	18,655	1,141,468
Net realized (gain) loss from investments	468,904	(527,446)
Change in net unrealized (appreciation) depreciation of investments	(12,644,542)	(13,536,192)
Taxes paid on undistributed capital gains	(7,910)	—
Net cash provided by (used in) operating activities	1,576,535	(211,942,142)
Cash Flows from Financing Activities:
(Increase) Decrease in deferred offering costs	360,371	(1,720,731)
Increase (Decrease) in:
Cash overdraft balance	5,926,139	1,910,766
Floating rate obligations	(3,000,000)	(4,500,000)
Payable for offering costs	(86,164)	—
VRDP Shares, at liquidation value	—	221,100,000
Cash distributions paid to Common shareholders	(10,596,899)	(5,216,124)
Net cash provided by (used in) financing activities	(7,396,553)	211,573,911
Net Increase (Decrease) in Cash	(5,820,018)	(368,231)
Cash at the beginning of period	5,820,018	368,231
Cash at the End of Period	$—	$—

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consist of reinvestments of Common share distributions as follows:

California AMT-
	California Dividend		Free Municipal
	Advantage 3		Income
	(NZH	)	(NKX	)
	$41,269		$254,214
Cash paid for interest (excluding amortization of offering costs) was as follows:

California AMT-
	California Dividend		Free Municipal
	Advantage 3		Income
	(NZH	)	(NKX	)
	$2,115,923		$363,678

See accompanying notes to financial statements.

Nuveen Investments	61

Financial
Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders (a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
California Premium Income (NCU)
Year Ended 2/28-2/29:
2013(h)	$15.31	$.39	$.52	$—	$—	$.91	$(.44)	$—	$(.44)	$—		$15.78	$15.12
2012	12.96	.84	2.38	—	—	3.22	(.87)	—	(.87)	—		15.31	15.15
2011	13.71	.92	(.79)	(.02)	—	.11	(.86)	—	(.86)	—	**	12.96	12.28
2010	12.37	.95	1.13	(.03)	—	2.05	(.72)	—	(.72)	.01		13.71	12.11
2009(g)	13.67	.43	(1.29)	(.10)	— **	(.96)	(.33)	(.01)	(.34)	—	**	12.37	10.06
Year Ended 8/31:
2008	14.06	.92	(.43)	(.24)	—	.25	(.64)	—	(.64)	—		13.67	12.58
2007	14.63	.90	(.52)	(.24)	(.01)	.13	(.67)	(.03)	(.70)	—		14.06	13.03

California Dividend Advantage (NAC)
Year Ended 2/28-2/29:
2013(h)	14.87	.42	.68	—	—	1.10	(.46)	—	(.46)	—		15.51	15.24
2012	12.68	.94	2.17	(.01)	—	3.10	(.91)	—	(.91)	—		14.87	15.14
2011	13.88	.98	(1.27)	(.02)	—	(.31)	(.89)	—	(.89)	—		12.68	12.20
2010	12.10	1.01	1.63	(.03)	(.02)	2.59	(.81)	—	(.81)	—		13.88	12.60
2009(g)	14.43	.49	(2.07)	(.09)	(.02)	(1.69)	(.38)	(.26)	(.64)	—		12.10	10.82
Year Ended 8/31:
2008	14.93	1.02	(.50)	(.23)	(.01)	.28	(.74)	(.04)	(.78)	—		14.43	13.44
2007	15.59	1.00	(.56)	(.24)	(.01)	.19	(.80)	(.05)	(.85)	—		14.93	14.34

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

62	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)(e)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(f)	Net Investment Income (Loss)		Expenses	(f)	Net Investment Income (Loss)		Portfolio Turnover Rate

2.70%	5.99%	$90,439	2.16*	%	5.06	%*	N/A		N/A		8%
31.68	25.65	87,755	2.29		6.02		N/A		N/A		14
8.34	.63	74,275	1.69		6.66		N/A		N/A		5
28.13	17.06	78,581	1.30		7.18		N/A		N/A		10
(17.22)	(6.92)	71,260	1.57	*	7.06	*	N/A		N/A		14

1.51	1.81	78,966	1.34		6.56		N/A		N/A		5
(2.21)	.82	81,200	1.29		6.14		N/A		N/A		11

3.80	7.51	364,252	1.64	*	5.53*		N/A		N/A		8
32.82	25.30	349,203	1.50		6.84		N/A		N/A		13
3.54	(2.57)	297,629	1.18		7.18		N/A		N/A		20
24.62	21.97	325,791	1.21		7.63		1.18%		7.66%		4
(14.14)	(11.45)	284,221	1.31	*	7.92*		1.24	*	7.99	*	14

(.84)	1.85	338,732	1.26		6.77		1.11		6.92		19
(5.19)	1.16	350,523	1.17		6.24		.95		6.46		20

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”), MTP Shares and/or VRDP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	After expense reimbursement from the Adviser, where applicable. As of July 31, 2009, the Adviser is no longer reimbursing California Dividend Advantage (NAC) for any fees or expenses.
(f)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares, VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

California Premium Income (NCU)
Year Ended 2/28-2/29:
2013(h)	1.02	%*
2012	1.14
2011	.55
2010	.06
2009(g)	.20	*
Year Ended 8/31:
2008	.11
2007	.08

California Dividend Advantage (NAC)
Year Ended 2/28-2/29:
2013(h)	.67	*
2012	.46
2011	.06
2010	.08
2009(g)	.14	*
Year Ended 8/31:
2008	.11
2007	.05

(g)	For the six months ended February 28, 2009.
(h)	For the six months ended August 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund does not have, or no longer has, a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	63

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations						Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders (a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders	(a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
California Dividend Advantage 2 (NVX)
Year Ended 2/28-2/29:
2013(h)	$15.49	$.43	$.56	$—	$—		$.99	$(.48)	$—	$(.48)	$—		$16.00	$15.80
2012	13.47	.90	2.08	— **	—		2.98	(.96)	—	(.96)	—		15.49	15.58
2011	14.49	1.03	(1.07)	(.02)	—		(.06)	(.96)	—	(.96)	—		13.47	12.83
2010	12.91	1.07	1.43	(.04)	—		2.46	(.88)	—	(.88)	—	**	14.49	13.56
2009(g)	14.39	.51	(1.47)	(.11)	(.01)		(1.08)	(.36)	(.04)	(.40)	—	**	12.91	10.51
Year Ended 8/31:
2008	14.69	1.01	(.37)	(.25)	—		.39	(.69)	—	(.69)	—		14.39	12.67
2007	15.36	.96	(.62)	(.25)	—		.09	(.76)	—	(.76)	—		14.69	13.73

California Dividend Advantage 3 (NZH)
Year Ended 2/28-2/29:
2013(h)	13.91	.38	.51	—	—		.89	(.44)	—	(.44)	—		14.36	14.02
2012	12.13	.82	1.86	— **	—		2.68	(.90)	—	(.90)	—		13.91	14.35
2011	13.18	.88	(1.02)	(.01)	—		(.15)	(.90)	—	(.90)	—		12.13	11.67
2010	11.53	.98	1.53	(.03)	—		2.48	(.83)	—	(.83)	—		13.18	12.67
2009(g)	13.62	.50	(2.13)	(.09)	—		(1.72)	(.37)	—	(.37)	—	**	11.53	10.23
Year Ended 8/31:
2008	14.25	1.03	(.70)	(.25)	—		.08	(.71)	—	(.71)	—		13.62	12.87
2007	15.03	.98	(.73)	(.27)	—		(.02)	(.76)	—	(.76)	—		14.25	13.52

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

64	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)(e)
Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(f)	Net Investment Income (Loss)		Expenses	(f)	Net Investment Income (Loss)		Portfolio Turnover Rate

4.59%	6.48%	$236,015	2.23	%*	5.38	%*	N/A		N/A		13%
30.01	22.90	228,474	2.30		6.29		2.30%		6.30%		12
1.37	(.64)	198,675	1.36		7.10		1.28		7.19		13
38.29	19.52	213,687	1.20		7.58		1.04		7.74		4
(13.83)	(7.40)	190,824	1.37	*	7.85*		1.14	*	8.08	*	7

(2.80)	2.76	212,890	1.25		6.56		.99		6.83		20
(3.39)	.46	217,332	1.25		5.97		.91		6.31		21

.79	6.46	346,658	2.56	*	5.33	*	N/A		N/A		13
31.93	22.89	335,830	2.56		6.28		2.52		6.33		18
(1.21)	(1.40)	292,563	2.07		6.61		1.94		6.74		16
32.93	22.17	317,860	1.36		7.68		1.16		7.88		6
(17.58)	(12.54)	278,056	1.39	*	8.50	*	1.13	*	8.75	*	9

.46	.60	328,659	1.21		6.96		.90		7.27		23
(4.12)	(.32)	343,806	1.22		6.16		.83		6.54		23

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or MTP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)
After expense reimbursement from the Adviser, where applicable. As of March 31, 2011 and September 30, 2011, the Adviser is no longer reimbursing California Dividend Advantage 2 (NVX) and California Dividend Advantage 3 (NZH), respectively, for any fees or expenses.

(f)
The expense ratios reflect, among other things, all interest expense and other costs related to MTP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

California Dividend Advantage 2 (NVX)
Year Ended 2/28-2/29:
2013(h)	1.16	%*
2012	1.25
2011	.26
2010	.04
2009(g)	.05	*
Year Ended 8/31:
2008	.09
2007	.08

California Dividend Advantage 3 (NZH)
Year Ended 2/28-2/29:
2013(h)	1.48	*
2012	1.49
2011	.94
2010	.19
2009(g)	.12	*
Year Ended 8/31:
2008	.02
2007	.06

(g)	For the six months ended February 28, 2009.
(h)	For the six months ended August 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
N/A	Fund does not have, or no longer has, a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	65

Financial
Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

		Investment Operations							Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Shareholders	(a)	Distributions from Capital Gains to Auction Rate Preferred Shareholders	(a)	Total	Net Investment Income to Common Shareholders	Capital Gains to Common Shareholders	Total	Discount from Common Shares Repurchased and Retired	Ending Common Share Net Asset Value	Ending Market Value
California AMT-Free Income (NKX)
Year Ended 2/28-2/29:
2013(h)	$14.73	$.36	$.68	$—		$—		$1.04	$(.44)	$—	$(.44)	$—	$15.33	$15.20
2012	12.82	.83	1.91	—		—		2.74	(.83)	—	(.83)	—	14.73	15.06
2011	14.03	.81	(1.22)	—		—		(.41)	(.80)	—	(.80)	—	12.82	11.78
2010	12.85	.85	1.09	—		—		1.94	(.76)	—	(.76)	—	14.03	12.87
2009(g)	14.19	.39	(1.32)	—	**	(.01)		(.94)	(.35)	(.05)	(.40)	—	12.85	11.75
Year Ended 8/31:
2008	14.47	.97	(.30)	(.24)		—		.43	(.71)	—	(.71)	—	14.19	13.78
2007	14.92	.96	(.46)	(.24)		—		.26	(.71)	—	(.71)	—	14.47	14.47

(a)	The amounts shown are based on Common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

66	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(c)(d)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(c)(d)(e)

Based on Market Value (b)	Based on Common Share Net Asset Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(f)	Net Investment Income (Loss)		Expenses	(f)	Net Investment Income (Loss)		Portfolio Turnover Rate

3.94%	7.14%	$640,793	1.65	%*	5.72	%*	N/A		N/A		12%
36.10	21.95	86,731	1.90		6.03		N/A		N/A		7
(2.71)	(3.18)	75,493	2.06		5.74		1.97%		5.83%		8
16.39	15.49	82,579	1.68		6.11		1.47		6.32		—	***
(11.55)	(6.42)	75,661	2.57	*	5.89	*	2.27	*	6.19	*	3

.12	2.97	83,531	1.33		6.28		.94		6.67		28
6.35	1.69	85,144	1.27		5.95		.79		6.43		15

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	After expense reimbursement from the Adviser, where applicable. As of November 30, 2010, the Adviser is no longer reimbursing California AMT-Free Income (NKX) for any fees or expenses.
(f)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, both as described in Footnote 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively, as follows:

California AMT-Free Income (NKX)
Year Ended 2/28-2/29:
2013(h)	.66	%*
2012	.67
2011	.92
2010	.57
2009(g)	1.03	*
Year Ended 8/31:
2008	.08
2007	.06

(g)	For the six months ended February 28, 2009.
(h)	For the six months ended August 31, 2012.
*	Annualized.
**	Rounds to less than $.01 per share.
***	Calculates to less than 1%.
N/A	Fund does not have, or no longer has, a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

Nuveen Investments	67

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			VRDP Shares at the End of Period			MTP Shares at the End of Period (h)
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
California Premium Income (NCU)
Year Ended 2/28-2/29:
2013(g)	$—	$—	$—	$—	$—	$—	$35,250	$10.00	$35.66
2012	—	—	—	—	—	—	35,250	10.00	34.90
2011	—	—	—	—	—	—	35,250	10.00	31.07
2010	34,375	25,000	82,150	—	—	—	—	—	—
2009(f)	40,875	25,000	68,584	—	—	—	—	—	—
Year Ended 8/31:
2008	43,000	25,000	70,910	—	—	—	—	—	—
2007	43,000	25,000	72,209	—	—	—	—	—	—

California Dividend Advantage (NAC)
Year Ended 2/28-2/29:
2013(g)	—	—	—	136,200	100,000	367,439	—	—	—
2012	—	—	—	136,200	100,000	356,390	—	—	—
2011	135,525	25,000	79,903	—	—	—	—	—	—
2010	135,525	25,000	85,098	—	—	—	—	—	—
2009(f)	135,525	25,000	77,430	—	—	—	—	—	—
Year Ended 8/31:
2008	135,525	25,000	87,485	—	—	—	—	—	—
2007	175,000	25,000	75,075	—	—	—	—	—	—

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2012.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

		Ending	Average
		Market Value	Market Value
	Series	Per Share	Per Share
California Premium Income (NCU)
Year Ended 2/28-2/29:
2013(g)	2015	$10.05	$10.05
2012	2015	10.06	9.84
2011	2015	9.63	9.74	^
2010	—	—	—
2009(f)	—	—	—
Year Ended 8/31:
2008	—	—	—
2007	—	—	—

California Dividend Advantage (NAC)
Year Ended 2/28-2/29:
2013(g)	—	—	—
2012	—	—	—
2011	—	—	—
2010	—	—	—
2009(f)	—	—	—
Year Ended 8/31:
2008	—	—	—
2007	—	—	—

^	For the period September 22, 2010 (first issuance date of shares) through February 28, 2011.

68	Nuveen Investments

	ARPS at the End of Period			MTP Shares at the End of Period (h)			ARPS and MTP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Asset Coverage Per $1 Liquidation Preference
California Dividend Advantage 2 (NVX)
Year Ended 2/28-2/29:
2013(g)	$—	$—	$—	$97,846	$10.00	$34.12	$—
2012	—	—	—	97,846	10.00	33.35	—
2011	39,950	25,000	77,310	55,000	10.00	30.92	3.09
2010	93,775	25,000	81,968	—	—	—	—
2009(f)	110,000	25,000	68,369	—	—	—	—
Year Ended 8/31:
2008	110,000	25,000	73,384	—	—	—	—
2007	110,000	25,000	74,394	—	—	—	—

California Dividend Advantage 3 (NZH)
Year Ended 2/28-2/29:
2013(g)	—	—	—	159,545	10.00	31.73	—
2012	—	—	—	159,545	10.00	31.05	—
2011	69,500	25,000	71,960	86,250	10.00	28.78	2.88
2010	69,500	25,000	76,021	86,250	10.00	30.41	3.04
2009(f)	154,075	25,000	70,117	—	—	—	—
Year Ended 8/31:
2008	159,925	25,000	76,377	—	—	—	—
2007	187,000	25,000	70,963	—	—	—	—

(f)	For the six months ended February 28, 2009.
(g)	For the six months ended August 31, 2012.
(h)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares were as follows:

	Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share		Series	Ending Market Value Per Share	Average Market Value Per Share
California Dividend Advantage 2 (NVX)
Year Ended 2/28-2/29:
2013(g)	—	$—	$—		2014	$10.07	$10.08		2015	$10.03	$10.04
2012	—	—	—		2014	10.11	10.09	Ω	2015	10.01	9.89
2011	—	—	—		—	—	—		2015	9.82	9.72^^
2010	—	—	—		—	—	—		—	—	—
2009(f)	—	—	—		—	—	—		—	—	—
Year Ended 8/31:
2008	—	—	—		—	—	—		—	—	—
2007	—	—	—		—	—	—		—	—	—

California Dividend Advantage 3 (NZH)
Year Ended 2/28-2/29:
2013(g)	2014	10.09	10.09		2014-1	10.11	10.08		2015	10.11	10.12
2012	2014	10.17	10.11	ΩΩ	2014-1	10.15	10.12	ΩΩΩ	2015	10.18	10.11
2011	—	—	—		—	—	—		2015	10.06	10.14
2010	—	—	—		—	—	—		2015	10.11	10.09^
2009(f)	—	—	—		—	—	—		—	—	—
Year Ended 8/31:
2008	—	—	—		—	—	—		—	—	—
2007	—	—	—		—	—	—		—	—	—

^	For the period December 21, 2009 (first issuance date of shares) through February 28, 2010.
^^	For the period October 22, 2010 (first issuance date of shares) through February 28, 2011.
Ω	For the period March 29, 2011 (first issuance date of shares) through February 29, 2012.
ΩΩ	For the period April 11, 2011 (first issuance date of shares) through February 29, 2012.
ΩΩΩ	For the period June 6, 2011 (first issuance date of shares) through February 29, 2012.

See accompanying notes to financial statements.

Nuveen Investments	69

Financial
Highlights (Unaudited) (continued)

	ARPS at the End of Period			VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share
California AMT-Free Income (NKX)
Year Ended 2/28-2/29:
2013(g)	$—	$—	$—	$256,600	$100,000	$349,725
2012	—	—	—	35,500	100,000	344,312
2011	—	—	—	35,500	100,000	312,655
2010	—	—	—	35,500	100,000	332,616
2009(f)	—	—	—	35,500	100,000	313,131
Year Ended 8/31:
2008	—	—	—	35,500	100,000	335,299
2007	45,000	25,000	72,302	—	—	—

See accompanying notes to financial statements.

70	Nuveen Investments

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen California Premium Income Municipal Fund (NCU), Nuveen California Dividend Advantage Municipal Fund (NAC), Nuveen California Dividend Advantage Municipal Fund 2 (NVX), Nuveen California Dividend Advantage Municipal Fund 3 (NZH) and Nuveen California AMT-Free Municipal Income Fund (NKX) (formerly known as Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)) (each a “Fund” and collectively, the “Funds”). Common shares of California Dividend Advantage (NAC) are traded on the New York Stock Exchange (“NYSE”) while Common shares of California Premium Income (NCU), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH) and California AMT-Free Income (NKX) are traded on the NYSE MKT (formerly known as NYSE Amex). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes, and in the case of California AMT-Free Income (NKX) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

Policy Changes
During the six months ended August 31, 2012, the Funds’ shareholders approved changes to certain investment policies for California AMT-Free Income (NKX). These changes were designed to provide Nuveen Fund Advisors, Inc. (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments Inc. (“Nuveen”), with more flexibility regarding the types of securities available for investment by the Fund.

The investment policy changes are as follows:

•
The Fund eliminated the investment policy requiring it, under normal circumstances, to invest at least 80 percent of its managed assets in municipal securities that are covered by insurance which currently guarantees the timely payment of principal and interest.

•
The Fund adopted a new investment policy requiring it, under normal circumstances, to invest at least 80 percent of its managed assets in municipal securities that pay interest exempt from federal and California income tax.

•
The Fund eliminated the old fundamental loan policy and adopted a new fundamental loan policy, which states that the Fund may not make loans, except as permitted by the Investment Company Act of 1940, as amended, and exemptive orders granted under the Investment Company Act of 1940, as amended.

•	The Fund will continue to invest substantially all (at least 80 percent) of its managed assets in investment grade quality municipal securities.

•	The Fund will continue its policy of investing, under normal circumstances, at least 80% of its assets in AMT-free municipal securities.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Valuation
Prices of municipal bonds are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Nuveen Investments	71

Notes to
Financial Statements (Unaudited) (continued)

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Fund’s portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At August 31, 2012, the Funds’ had no such outstanding purchase commitments.

Investment Income
Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, and in the case of California AMT-Free Income (NKX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

72	Nuveen Investments

Auction Rate Preferred Shares
Each Fund is authorized to issue Auction Rate Preferred Shares (“ARPS”). As of February 29, 2012, the Funds redeemed all of their outstanding ARPS at liquidation value.

MuniFund Term Preferred Shares
The following Funds have issued and outstanding MuniFund Term Preferred (“MTP”) Shares, with a $10 stated (“par”) value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem all, or a portion of, the remainder of each Fund’s outstanding ARPS. Each Fund’s MTP Shares are issued in one or more Series. Dividends on MTP Shares, which are recognized as interest expense for financial reporting purposes, are paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of August 31, 2012, the number of MTP Shares outstanding, annual interest rate and NYSE “ticker” symbol for each Fund’s series of MTP Shares are as follows:

	California Premium Income (NCU)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series 2015	35,250,000	2.00%	NCU Pr C

	California Dividend Advantage 2 (NVX)			California Dividend Advantage 3 (NZH)
	Shares Outstanding	Annual Interest Rate	NYSE Ticker	Shares Outstanding	Annual Interest Rate	NYSE Ticker
Series:
2014	42,846,300	2.35%	NVX Pr A	27,000,000	2.35%	NZH Pr A
2014-1	—	—	—	46,294,500	2.25	NZH Pr B
2015	55,000,000	2.05	NVX Pr C	86,250,000	2.95	NZH Pr C

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund (“Optional Redemption Date”), subject to a payment of premium for one year following the Optional Redemption Date (“Premium Expiration Date”), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption Date, Optional Redemption Date and Premium Expiration Date for each Fund’s series of MTP Shares are as follows:

	California Premium Income (NCU) Series 2015	California Dividend Advantage 2 (NVX) Series 2014	California Dividend Advantage 2 (NVX) Series 2015	California Dividend Advantage 3 (NZH) Series 2014	California Dividend Advantage 3 (NZH) Series 2014-1	California Dividend Advantage 3 (NZH) Series 2015
Term Redemption Date	October 1, 2015	April 1, 2014	November 1, 2015	May 1, 2014	July 1, 2014	January 1, 2015
Optional Redemption Date	October 1, 2011	April 1, 2012	November 1, 2011	May 1, 2012	July 1, 2012	January 1, 2011
Premium Expiration Date	September 30, 2012	March 31, 2013	October 31, 2012	April 30, 2013	June 30, 2013	December 31, 2011

The average liquidation value of all MTP Shares outstanding for each Fund during the six months ended August 31, 2012, was as follows:

	California Premium Income (NCU	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)
Average liquidation value of MTP Shares outstanding	$35,250,000		$97,846,300		$159,544,550

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Nuveen Investments	73

Notes to
Financial Statements (Unaudited) (continued)

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. California Dividend Advantage (NAC) and California AMT-Free Income (NKX) issued their VRDP Shares in a privately negotiated offering. Proceeds of each Fund’s offering were used to redeem all, or a portion of, the remainder of each Fund’s outstanding ARPS. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. As of August 31, 2012, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

	California Dividend Advantage (NAC	)	California AMT-Free Income (NKX	)	California AMT-Free Income (NKX	)*	California AMT-Free Income (NKX	)*	California AMT-Free Income (NKX	)*
Series	1		2		3		4		5
Shares outstanding	1,362		355		427		740		1,044
Maturity	June 1, 2041		June 1, 2040		March 1, 2040		December 1, 2040		June 1, 2041

* VRDP Shares for California AMT-Free Income (NKX) Series 3, 4, and 5 were issued in conjunction with the reorganizations of Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) and Nuveen Insured California Dividend Advantage Municipal Fund (NKL), respectively.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of .10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value outstanding and annualized dividend rate of VRDP Shares for each Fund during the six months ended August 31, 2012, were as follows:

	California Dividend Advantage (NAC	)	California AMT-Free Income (NKX	)
Average liquidation value outstanding	$136,200,000		$176,090,761
Annualized dividend rate	0.37%		0.32%

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.

Insurance
Since 2007, the financial status of most major municipal bond insurers has deteriorated substantially, and some insurers have gone out of business, rendering worthless the insurance policies they had written. Under normal circumstances, and during the period March 1, 2012 through March 30, 2012, California AMT-Free Income (NKX) invested at least 80% of its managed assets (as defined in Footnote 7 – Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, during the period March 1, 2012 through March 30, 2012, the Fund invested in municipal securities that, at the time of investment was rated investment grade (including (i) bonds insured by investment grade insurers or are rated investment grade; (ii) unrated bonds that are judged to be investment grade by the Adviser; and (iii) escrowed bonds). Ratings below BBB by one or more national rating agencies are considered to be below investment grade.

74	Nuveen Investments

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended August 31, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

At August 31, 2012, each Fund’s maximum exposure to externally-deposited Recourse Trusts, was as follows:

	California Premium Income (NCU	)	California Dividend Advantage (NAC	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	California AMT-Free Income (NKX	)
Maximum exposure to Recourse Trusts	$6,510,000		$3,590,000		$16,210,000		$48,960,000		$29,900,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended August 31, 2012, were as follows:

	California Premium Income (NCU	)	California Dividend Advantage (NAC	)	California Dividend Advantage 2 (NVX	)	California Dividend Advantage 3 (NZH	)	California AMT-Free Income (NKX	)
Average floating rate obligations outstanding	$5,989,674		$27,004,239		$10,210,217		$2,084,130		$25,983,696
Average annual interest rate and fees	0.56%		0.62%		0.63%		0.54%		0.64%

Derivative Financial Instruments
Each Fund is authorized to invest in certain derivative instruments, including foreign currency exchange contracts, futures, options and swap contracts. Although the Funds are authorized to invest in such derivative instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 2012.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could

Nuveen Investments	75

Notes to
Financial Statements (Unaudited) (continued)

exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by the Funds in connection with their offerings of MTP Shares or VRDP Shares were recorded as a deferred charge, which are being amortized over the life of the shares. Each Fund’s amortized deferred charges are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Each Fund’s offering costs incurred were as follows:

	California		California		California
	Premium		Dividend		Dividend
	Income		Advantage 2		Advantage 3
	(NCU	)	(NVX	)	(NZH	)
MTP Shares offering costs	$868,750		$2,055,579		$3,269,931

	California		California
	Dividend		AMT-Free
	Advantage		Income
	(NAC	)	(NKX	)
VRDP Shares offering costs	$650,000		$4,034,329

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

76	Nuveen Investments

2. Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

California Premium Income (NCU)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$129,116,125	$—	$129,116,125

California Dividend Advantage (NAC)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$518,623,729	$—	$518,623,729

California Dividend Advantage 2 (NVX)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$336,204,124	$—	$336,204,124

California Dividend Advantage 3 (NZH)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$498,747,409	$—	$498,747,409

California AMT-Free Income (NKX)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$901,323,377	$—	$901,323,377

*      Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Nuveen Investments	77

Notes to
Financial Statements (Unaudited) (continued)

3. Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended August 31, 2012.

4. Fund Shares

Common Shares
Transactions in Common shares were as follows:

	California Premium Income (NCU)		California Dividend Advantage (NAC)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Common shares:
Issued in the Reorganization	—	—	—	—
Issued to shareholders due
to reinvestment of distributions	—	—	4,266	2,968

	California Dividend Advantage 2 (NVX)		California Dividend Advantage 3 (NZH)
	Six Months Ended 8/31/12	Year Ended 2/29/12	Six Months Ended 8/31/12	Year Ended 2/29/12
Common shares:
Issued in the Reorganization	—	—	—	—
Issued to shareholders due
to reinvestment of distributions	1,314	—	2,968	11,313

	California AMT-Free Income (NKX)
	Six Months Ended 8/31/12	Year Ended 2/29/12
Common shares:
Issued in the Reorganization(1)	35,902,926	—
Issued to shareholders due
to reinvestment of distributions	16,817	1,612

(1) Refer to Footnote 8 Fund Reorganizations for further details.

Preferred Shares
California Premium Income (NCU) redeemed all of its outstanding ARPS during the fiscal year ended February 28, 2011. California AMT-Free Income (NKX) redeemed all of its outstanding ARPS during the fiscal year ended August 31, 2008.

Transactions in ARPS were as follows:

	California Dividend Advantage (NAC)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	—	$—
Series TH	N/A	N/A	2,710	67,750,000
Series F	N/A	N/A	2,711	67,775,000
Total	N/A	N/A	5,421	$135,525,000

N/A - As of February 29, 2012, the Fund redeemed all of its outstanding ARPS at liquidation value.

78	Nuveen Investments

	California Dividend Advantage 2 (NVX)				California Dividend Advantage 3 (NZH)
	Six Months Ended 8/31/12		Year Ended 2/29/12		Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
ARPS redeemed:
Series M	N/A	N/A	799	$19,975,000	N/A	N/A	1,389	$34,725,000
Series TH	N/A	N/A	—	—	N/A	N/A	1,391	34,775,000
Series F	N/A	N/A	799	19,975,000	N/A	N/A	—	—
Total	N/A	N/A	1,598	$39,950,000	N/A	N/A	2,780	$69,500,000
N/A - As of February 29, 2012, the Fund redeemed all of its outstanding ARPS at liquidation value.

Transactions in MTP Shares were as follows:

	California Dividend Advantage 2 (NVX)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	—	$—	4,284,630	$42,846,300
Series 2015	—	—	—	—
Total	—	$—	4,284,630	$42,846,300

	California Dividend Advantage 3 (NZH)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
MTP Shares issued:
Series 2014	—	$—	2,700,000	$27,000,000
Series 2014-1	—	—	4,629,450	46,294,500
Total	—	$—	7,329,450	$73,294,500

Transactions in VRDP Shares were as follows:

	California Dividend Advantage (NAC)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 1	—	$—	1,362	$136,200,000

	California AMT-Free Income (NKX)
	Six Months Ended 8/31/12		Year Ended 2/29/12
	Shares	Amount	Shares	Amount
VRDP Shares issued:
Series 3	427	$42,700,000	—	$—
Series 4	740	74,000,000	—	—
Series 5	1,044	104,400,000	—	—
Total	2,211	$221,100,000	—	$—

Nuveen Investments	79

Notes to
Financial Statements (Unaudited) (continued)

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments, where applicable) during the six months ended August 31, 2012, were as follows:

	California Premium Income (NCU)	California Dividend Advantage (NAC)	California Dividend Advantage 2 (NVX)	California Dividend Advantage 3 (NZH)	California AMT-Free Income (NKX)
Purchases	$11,445,426	$42,595,232	$44,420,007	$62,867,010	$72,382,507
Sales and maturities	10,675,421	51,134,272	46,415,993	64,714,886	82,249,829

6. Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At August 31, 2012, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	California Premium Income (NCU)	California Dividend Advantage (NAC)	California Dividend Advantage 2 (NVX)	California Dividend Advantage 3 (NZH)	California AMT-Free Income (NKX)
Cost of investments	$110,991,597	$445,532,938	$299,950,046	$464,519,688	$805,798,474
Gross unrealized:
Appreciation	$12,853,531	$54,777,998	$31,862,132	$40,614,878	$75,008,747
Depreciation	(259,020)	(7,605,710)	(4,985,352)	(7,232,157)	(3,606,280)
Net unrealized appreciation (depreciation) of investments	$12,594,511	$47,172,288	$26,876,780	$33,382,721	$71,402,467

Permanent differences, primarily due to expiration of capital loss carryforwards, federal taxes paid, taxable market discount, nondeductible offering costs and nondeductible reorganization expenses, resulted in reclassifications among the Funds’ components of Common share net assets at February29, 2012, the Funds’ last tax year end, as follows:

	California Premium Income (NCU)	California Dividend Advantage (NAC)	California Dividend Advantage 2 (NVX)	California Dividend Advantage 3 (NZH)	California AMT-Free Income (NKX)
Paid-in-surplus	$(168,169)	$(12,769)	$(490,135)	$(1,066,267)	$(152,353)
Undistributed (Over-distribution of) net investment income	163,997	(69,999)	487,003	730,602	148,013
Accumulated net realized gain (loss)	4,172	82,768	3,132	335,665	4,340

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at February 29, 2012, the Funds’ last tax year end, were as follows:

	California Premium Income (NCU)	California Dividend Advantage (NAC)	California Dividend Advantage 2 (NVX)	California Dividend Advantage 3 (NZH)	California AMT-Free Income (NKX)
Undistributed net tax-exempt income *	$1,798,508	$8,081,307	$4,680,509	$4,535,787	$1,584,639
Undistributed net ordinary income **	—	49,220	50,953	50,691	—
Undistributed net long-term capital gains	—	—	—	—	—

*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2012, paid on March 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

80	Nuveen Investments

The tax character of distributions paid during the Funds’ last tax year ended February 29, 2012, was designated for purposes of the dividends paid deduction as follows:

	California Premium Income (NCU)	California Dividend Advantage (NAC)	California Dividend Advantage 2 (NVX)	California Dividend Advantage 3 (NZH)	California AMT-Free Income (NKX)
Distributions from net tax-exempt income	$5,690,713	$21,712,743	$16,164,056	$25,521,629	$4,948,448
Distributions from net ordinary income **	—	105,661	—	—	—
Distributions from net long-term capital gains	—	—	—	—	—

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At February 29, 2012, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	California Premium Income (NCU)	California Dividend Advantage (NAC)	California Dividend Advantage 2 (NVX)	California Dividend Advantage 3 (NZH)	California AMT-Free Income (NKX)
Expiration:
February 29, 2016	$—	$—	$—	$3,869,938	$—
February 28, 2017	59,969	10,106,897	—	4,536,999	451,000
February 28, 2018	881,108	731,149	705,843	10,646,251	530,894
February 28, 2019	—	—	—	1,340,157	—
Total	$941,077	$10,838,046	$705,843	$20,393,345	$981,894

During the Funds’ last tax year ended February 29, 2012, the following Fund utilized capital loss carryforwards as follows:

California AMT-Free Income (NKX)
Utilized capital loss carryforwards	$34,298

At February 29, 2012, the Funds’ last tax year end, $323,840 of California Dividend Advantage 3’s (NZH) capital loss carryforward expired.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred by the Funds after December 31, 2010 will not be subject to expiration. Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

	California Premium Income (NCU)	California Dividend Advantage (NAC)	California Dividend Advantage 2 (NVX)	California Dividend Advantage 3 (NZH)
Post-enactment losses:
Short-term	$—	$—	$—	$—
Long-term	1,569	5,081,879	345,491	1,853,006

Nuveen Investments	81

Notes to
Financial Statements (Unaudited) (continued)

The Funds have elected to defer losses incurred from November 1, 2011 through February 29, 2012, the Funds’ last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Funds have elected to defer losses as follows:

	California Premium Income (NCU)	California Dividend Advantage (NAC)	California Dividend Advantage 2 (NVX)	California Dividend Advantage 3 (NZH)
Post-October capital losses	$72,731	$2,438,655	$808,072	$3,922,013
Late-year ordinary losses	—	—	—	—

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedules:

Average Daily Managed Assets*	California Premium Income (NCU) Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Average Daily Managed Assets*	California Dividend Advantage (NAC) California Dividend Advantage 2 (NVX) California Dividend Advantage 3 (NZH) California AMT-Free Income (NKX) Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For managed assets over $2 billion	.3750

82	Nuveen Investments

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of August 31, 2012, the complex-level fee rate for these Funds was .1702%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Fund Reorganizations
During the six months ended August 31, 2012, the Funds’ shareholders approved a series of reorganizations as follows (each the “Reorganization” and collectively, the “Reorganizations”):

Acquired Funds		Acquiring Fund
•	Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)	•	California AMT-Free Income (NKX)
•	Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
•	Nuveen Insured California Dividend Advantage Municipal Fund (NKL)

The Adviser proposed the Reorganizations of the Acquired Funds into the Acquiring Fund, as well as a number of other fund reorganizations between funds with similar investment objectives and policies, as part of an initiative to eliminate certain redundancies among the products it offers and in an effort to achieve certain operating efficiencies. The Acquired Funds’ Board of Directors/Trustees has determined that the Reorganizations were in the best interest of the Acquired Funds and that the interests of existing shareholders will not be diluted as a result of the Reorganizations. The Board of Directors/Trustees unanimously approved the Reorganizations on November 15, 2011, for the Acquired Funds.

A special meeting of the Acquired Funds’ shareholders was held on February 24, 2012, and subsequently adjourned to March 30, 2012, for the purpose of voting on the Reorganization, at which time, the Reorganization was approved. The Reorganization was consummated before the opening of business on May 7, 2012.

Upon consummation of each Fund’s Reorganization, the Acquired Funds transferred all of their assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Funds. The Acquired Funds were then liquidated, dissolved and terminated in accordance with their Declaration of Trust. Shareholders of the Acquired Funds became shareholders of the Acquiring Fund. Holders of common shares received newly issued common shares of the Acquiring Fund, the aggregate net asset

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Notes to
Financial Statements (Unaudited) (continued)

value of which was equal to the aggregate net asset value of the common shares of the Acquired Funds held immediately prior to the Reorganizations (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled). Fractional shares were sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of VRDP Shares of each Acquired Fund received on a one-for-one basis newly issued VRDP Shares of the Acquiring Fund, in exchange for VRDP Shares of the Acquired Fund held immediately prior to the reorganization, with such new Acquiring Fund VRDP Shares having the same terms as the exchanged VRDP Shares of the Acquired Funds.

The Reorganizations were structured to qualify as tax-free reorganizations under the Internal Revenue Code for federal income tax purposes, and the Acquired Funds’ shareholders will recognize no gain or loss for federal income tax purposes as a result of the Reorganizations. Prior to the closing of each of the Reorganizations, the Acquired Funds distributed all of their net investment income and capital gains, if any. Such a distribution may be taxable to the Acquired Funds’ shareholders for federal income tax purposes.

The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Acquired Funds as of the date of their respective Reorganization were as follows:

	Insured California Premium Income (NPC)	Insured California Premium Income 2 (NCL)	Insured California Dividend Advantage (NKL)
Cost of investments	$129,314,745	$245,980,975	$317,258,300
Fair value of investments	138,759,766	263,985,005	343,452,012
Unrealized appreciation (depreciation) of investments	9,445,021	18,004,030	26,193,712

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

For accounting and performance reporting purposes, the Acquiring Fund is the survivor. The shares outstanding, net assets and net asset value per Common share immediately before and after the Reorganizations are as follows:

Acquired Funds - Prior to Reorganizations	Insured California Premium Income (NPC)	Insured California Premium Income 2 (NCL)	Insured California Dividend Advantage (NKL)
Common shares outstanding	6,451,061	12,672,975	15,267,631
Net assets applicable to Common shares	$98,477,915	$193,858,259	$243,183,635
Net asset value per Common share outstanding	$15.27	$15.30	$15.93

Acquiring Fund - Prior to Reorganizations	California AMT-Free Income (NKX)
Common shares outstanding	5,889,728
Net assets applicable to Common shares	$87,850,294
Net asset value per Common share outstanding	$14.92

Acquiring Fund - Post Reorganizations	California AMT-Free Income (NKX)
Common shares outstanding	41,792,654
Net assets applicable to Common shares	$623,370,103
Net asset value per Common share outstanding	$14.92

The beginning of the Acquired Funds’ current fiscal period was March 1, 2012.

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Assuming the Reorganizations had been completed on March 1, 2012, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the fiscal year ended February 28, 2013, are as follows:

California AMT-Free Income (NKX)
Net investment income (loss)	$17,892,549
Net realized and unrealized gains (losses)	20,841,593
Change in net assets resulting from operations	38,734,142

Because the combined investment portfolios for each Reorganization have been managed as a single integrated portfolio since each Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Statement of Operations since the Reorganizations were consummated.

In connection with the Reorganizations, the Acquiring Fund has accrued for certain associated costs and expenses. Such amounts are included as components of “Accrued other expenses” on the Statement of Assets and Liabilities and “Reorganization expense” on the Statement of Operations.

9. New Accounting Pronouncements
Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 (“ASU No. 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements amounts and footnote disclosures, if any.

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Annual Investment Management
Agreement Approval Process (Unaudited)

The Board of Trustees (each, a “Board” and each Trustee, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, Inc. (the “Advisor”) and the sub-advisory agreements (each a “Sub-Advisory Agreement”) between the Advisor and Nuveen Asset Management, LLC (the “Sub-Advisor”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is required to consider the continuation of the Advisory Agreements on an annual basis. Accordingly, at an in-person meeting held on May 21-23, 2012 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for its considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Advisor and the Sub-Advisor (the Advisor and the Sub-Advisor are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks, a comparison of Fund fees and expenses relative to peers, a description and assessment of shareholder service levels for the Funds, a summary of the performance of certain service providers, a review of product initiatives and shareholder communications and an analysis of the Advisor’s profitability with comparisons to comparable peers in the managed fund business. As part of its annual review, the Board also held a separate meeting on April 18-19, 2012, to review the Funds’ investment performance and consider an analysis provided by the Advisor of the Sub-Advisor which generally evaluated the Sub-Advisor’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of its review of the materials and discussions, the Board presented the Advisor with questions and the Advisor responded.

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board

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during the year. In this regard, throughout the year, the Board, acting directly or through its committees, regularly reviews the performance and various services provided by the Advisor and the Sub-Advisor. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Advisor which include, among other things, Fund performance, a review of the investment teams and reports on compliance, regulatory matters and risk management. The Board also meets with key investment personnel managing the Fund portfolios during the year. In October 2011, the Board also created two new standing committees (the Open-end Fund Committee and the Closed-end Fund Committee) to assist the full Board in monitoring and gaining a deeper insight into the distinctive issues and business practices of open-end and closed-end funds.

In addition, the Board continues its program of seeking to have the Board Members or a subset thereof visit each sub-advisor to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. In this regard, the Board visited with the Sub-Advisor’s municipal team in Minneapolis in September 2011, and with the Sub-Advisor’s municipal team in Chicago in November 2011. Further, an ad hoc committee of the Board visited the then-current transfer agents of the Nuveen funds in 2011 and the audit committee of the Board visited the various pricing agents for the Nuveen funds in January 2012. The Board considers factors and information that are relevant to its annual consideration of the renewal of the Advisory Agreements at the meetings held throughout the year. Accordingly, the Board considers the information provided and knowledge gained at these meetings when performing its annual review of the Advisory Agreements. The Independent Board Members are assisted throughout the process by independent legal counsel who provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts and met with the Independent Board Members in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the Nuveen funds are the result of many years of review and discussion between the Independent Board Members and fund management and that the Board Members’ conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, their overall confidence in the Advisor’s integrity and the Advisor’s responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In considering advisory services, the Board recognized that the Advisor provides various oversight, administrative, compliance and other services for the Funds and the Sub-Advisor generally provides the portfolio investment management services to the Funds. In reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Advisor’s investment team and changes thereto, organization and history, assets under management, Fund objectives and mandate, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Advisor or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an inappropriate incentive to take undue risks. In addition, the Board considered the Advisor’s execution of its oversight responsibilities over the Sub-Advisor. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures; the resources dedicated to compliance; and the record of compliance with the policies and procedures.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Advisor and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services and communications, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares. The Board further recognized Nuveen’s additional investments in personnel, including in compliance and risk management.

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In reviewing the services provided, the Board also reviewed materials describing various notable initiatives and projects the Advisor performed in connection with the closed-end fund product line. These initiatives included completion of the refinancing of auction rate preferred securities; efforts to eliminate product overlap with fund mergers; elimination of the insurance mandate on several funds; ongoing services to manage leverage that has become increasingly complex; continued secondary market offerings, share repurchases and other support initiatives for certain funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: continuing communications concerning the refinancing efforts related to auction rate preferred securities; supporting and promoting munifund term preferred shares (MTP) including by launching a microsite dedicated to MTP shares; sponsoring and participating in conferences; communicating with closed-end fund analysts covering the Nuveen funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund over various time periods. The Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) based on data compiled by Nuveen that was provided by an independent provider of mutual fund data and with recognized and/or customized benchmarks (i.e., benchmarks derived from multiple recognized benchmarks).

The Board reviewed reports, including a comprehensive analysis of the Funds’ performance and the applicable investment team. In this regard, the Board reviewed each Fund’s total return information compared to its Performance Peer Group for the quarter, one-, three- and five-year periods ending December 31, 2011, as well as performance information reflecting the first quarter of 2012. In addition, the Board reviewed each Fund’s total return information compared to recognized and/or customized benchmarks for the quarter, one- and three-year periods ending December 31, 2011, as well as performance information reflecting the first quarter of 2012.

The Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

the secondary market discounts of various funds. This information supplemented the fund performance information provided to the Board at each of its quarterly meetings.

In reviewing performance comparison information, the Independent Board Members recognized that the usefulness of the comparisons of the performance of certain funds with the performance of their respective Performance Peer Group may be limited because the Performance Peer Group may not adequately represent the objectives and strategies of the applicable funds or may be limited in size or number. In this regard, the Independent Board Members noted that the Performance Peer Group of the Nuveen California AMT-Free Municipal Income Fund (the “AMT-Free Fund”) was classified as having significant differences from such Fund based on various considerations such as special fund objectives, potential investable universe and the composition of the peer set (e.g., the number and size of competing funds and number of competing managers). The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered in a fund) and the performance of the fund (or respective class) during that shareholder’s investment period. In addition, although the performance below reflects the performance results for the time periods ending as of the most recent calendar year end (unless otherwise indicated), the Board also recognized that selecting a different ending time period may derive different results. Furthermore, while the Board is cognizant of the relevant performance of a fund’s peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund’s investment objectives, investment parameters and guidelines and recognized that the objectives, investment parameters and guidelines of peers and/or benchmarks may differ to some extent, thereby resulting in differences in performance results. Nevertheless, with respect to any Nuveen funds that the Board considers to have underperformed their peers and/or benchmarks from time to time, the Board monitors such funds closely and considers any steps necessary or appropriate to address such issues.

In considering the results of the comparisons, the Independent Board Members observed, among other things, that the Nuveen California Premium Income Municipal Fund (the “Premium Income Fund”) and the Nuveen California Dividend Advantage Municipal Fund (the “Dividend Advantage Fund”) had satisfactory performance compared to their respective peers, performing in the second or third quartile over various periods. With respect to the Nuveen California Dividend Advantage Municipal Fund 2 (the “Dividend Advantage Fund 2”), the Independent Board Members observed that such Fund lagged its peers somewhat in the shorter one- and three-year periods, but demonstrated more favorable performance in the longer five-year period. With respect to the Nuveen California Dividend Advantage Municipal Fund 3 (the “Dividend Advantage Fund 3”), the Independent Board Members noted that although such Fund lagged its peers in the short one-year period, the Fund was in the second quartile in the three-year period and outperformed its benchmark over various periods. As noted above, the AMT-Free Fund had significant differences from its Performance Peer Group.

90	Nuveen Investments

Therefore, the Independent Board Members considered such Fund’s performance compared to its benchmark and noted that such Fund outperformed its benchmark in the one- and three-year periods.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C. Fees, Expenses and Profitability

1.Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratios in absolute terms as well as compared to the fee and expenses of a comparable universe of funds provided by an independent fund data provider (the “Peer Universe”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe may impact the comparative data, thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since 1999). In reviewing fees and expenses (excluding leverage costs and leveraged assets), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the overwhelming majority of the Nuveen funds were at, close to or below their peer set average based on the net total expense ratio.

The Independent Board Members noted that the Dividend Advantage Fund and the Premium Income Fund had net management fees slightly higher or higher than the peer average, but a net expense ratio below or in line with the peer average. In addition, the Independent Board Members observed that the AMT-Free Fund had slightly higher net management fees than its peer average and a higher net expense ratio compared to its peer average. Finally, the Independent Board Members noted that the Dividend Advantage Fund 2 and the Dividend Advantage Fund 3 each had

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

net management fees and net expense ratios (including fee waivers and expense reimbursements) below their respective peer averages.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.Comparisons with the Fees of Other Clients
The Independent Board Members further reviewed information regarding the nature of services and range of fees offered by the Advisor to other clients, including municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Advisor. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

In considering the fees of the Sub-Advisor, the Independent Board Members also considered the pricing schedule or fees that the Sub-Advisor charges for similar investment management services for other Nuveen funds, funds of other sponsors (if any), and other clients (such as retail and/or institutional managed accounts).

3.Profitability of Fund Advisers
In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2011. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to

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that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

In reviewing profitability, the Independent Board Members recognized the Advisor’s continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel in compliance, risk management, and product development as well as its ability to allocate resources to various areas of the Advisor as the need arises. In addition, in evaluating profitability, the Independent Board Members also recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen’s investment in its fund business. Based on their review, the Independent Board Members concluded that the Advisor’s level of profitability for its advisory activities was reasonable in light of the services provided.

With respect to sub-advisers affiliated with Nuveen, including the Sub-Advisor, the Independent Board Members reviewed the sub-adviser’s revenues, expenses and profitability margins (pre- and post-tax) for its advisory activities and the methodology used for allocating expenses among the internal sub-advisers. Based on their review, the Independent Board Members were satisfied that the Sub-Advisor’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as any indirect benefits (such as soft dollar arrangements, if any) the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds, if any. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D.         Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset

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Annual Investment Management Agreement
Approval Process (Unaudited) (continued)

base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. In addition, with the acquisition of the funds previously advised by FAF Advisors, Inc., the Board noted that a portion of such funds’ assets at the time of acquisition were deemed eligible to be included in the complex-wide fee calculation in order to deliver fee savings to shareholders in the combined complex and such funds were subject to differing complex-level fee rates.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Advisor for serving as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Independent Board Members recognized that each Fund Adviser has the authority to pay a higher commission in return for brokerage and research services if it determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided and may benefit from such soft dollar

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arrangements. Similarly, the Board recognized that the research received pursuant to soft dollar arrangements by a Fund Adviser may also benefit a Fund and shareholders to the extent the research enhances the ability of the Fund Adviser to manage the Fund. The Independent Board Members noted that the Fund Advisers’ profitability may be somewhat lower if they did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

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It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may

96	Nuveen Investments

exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	97

Glossary of Terms
Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an invest- ment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Average Effective Maturity: The market-value-weighted average of the effective maturity dates of the individual securities including cash. In the case of a bond that has been advance-refunded to a call date, the effective maturity is the date on which the bond is scheduled to be redeemed using the proceeds of an escrow account. In most other cases the effective maturity is the stated maturity date of the security.

■
Effective Leverage: Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the Fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short- term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportion- ately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

98	Nuveen Investments

■
Leverage-Adjusted Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond Fund’s value to changes when market interest rates change. Generally, the longer a bond’s or Fund’s duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the dura- tion of the Fund’s portfolio of bonds.

■
Lipper California Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

■
Lipper Single-State Insured Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges.

■	Market Yield (also known as Dividend Yield or Current Yield): An investment’s current annualized dividend divided by its current market price.

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is sometimes referred to as “‘40 Act Leverage” and is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P California Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment California municipal bond market, respectively. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Investments	99

Glossary of Terms
Used in this Report (continued)

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

100	Nuveen Investments

Notes

Nuveen Investments	101

Notes

102	Nuveen Investments

Additional Fund Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager
Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank
& Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank &
Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Common Shares Repurchased
NCU	—
NAC	—
NVX	—
NZH	—
NKX	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	103

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $212 billion as of June 30, 2012.

Find out how we can help you.
To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

ESA-B-0812D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Premium Income Municipal Fund

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 8, 2012

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 8, 2012